UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Semiannual Report September 30, 2006

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

INVESTMENT UPDATE

Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) is designed to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations.

Economic and Market Conditions

Third quarter economic growth slowed to 1.6%, following the 2.6% rate achieved in the second quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of September 30, 2006.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At September 30, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the six months ended September 30, 2006, as demand has remained strong. At September 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U.S. Treasury bonds with similar maturities.*

For the six-months ended September 30, 2006, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a gain of 3.39%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund currently invests primarily in intermediate-maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for other fixed-income securities over the past 18 months, the intermediate part of the curve has become an attractive area.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the period.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	3.63%	3.24%	3.24%
One Year	5.90	5.00	5.01
Five Years	5.15	4.36	4.33
Ten Years	5.11	4.32	4.21
Life of Fund†	5.18	4.51	3.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.26%	0.24%	2.24
One Year	3.48	2.00	4.01
Five Years	4.68	4.36	4.33
Ten Years	4.88	4.32	4.21
Life of Fund†	4.94	4.51	3.81

†              Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

(1)   Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.87%
One Year	3.33
Five Years	3.78
Ten Years	4.72

Distribution Rates/Yields

	Class A	Class B	Class C
Distribution Rate(4)	3.97%	3.23%	3.23%
Taxable-Equivalent Distribution Rate(4),(5)	6.11	4.97	4.97
SEC 30-day Yield(6)	3.40	2.74	2.73
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.23	4.22	4.20

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	171
• Average Maturity:	14.5 years
• Effective Maturity:	8.5 years
• Average Rating:	AA-
• Average Call:	8.1 years
• Average Price:	$ 106.84

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 164, 155, 106 and 69 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 – September 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,036.30	$3.93
Class B	$1,000.00	$1,032.40	$7.74
Class C	$1,000.00	$1,032.40	$7.74
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90
Class B	$1,000.00	$1,017.40	$7.69
Class C	$1,000.00	$1,017.40	$7.69

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares and 1.52% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

3

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.4%
$2,700	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,850,444
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,021,140
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	677,106
		$4,548,690
Education — 7.0%
$4,500	Connecticut Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.75%, 7/1/36	$4,500,000
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	2,035,380
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	443,348
10,000	Massachusetts Health and Higher Educational Facilities Authority, (Massachusetts Institute of Technology), Variable Rate, 3.68%, 7/1/31	10,000,000
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,180,697
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), 5.00%, 7/1/12	1,298,183
1,700	University of Illinois, 0.00%, 4/1/15	1,207,255
1,000	University of Illinois, 0.00%, 4/1/16	677,700
		$23,342,563
Electric Utilities — 7.4%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,066,900
1,000	Illinois Development Finance Authority, PCR, (AMT), 5.00%, 6/1/28	1,000,910
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,643,825
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,051,372
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,079,740
10,000	Salt River, AZ, Agriculture Improvements and Power District, 5.00%, 1/1/37	10,572,300
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,328,462
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,005,350

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	$2,655,975
		$24,404,834
Escrowed / Prerefunded — 5.9%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,637,625
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	2,038,096
150	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	150,462
245	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	250,525
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	522,420
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,644,550
495	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	530,630
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,272,850
230	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	243,165
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,205,020
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,215,458
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,069,710
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,223,400
5	Pennsylvania Economic Development Authority, (Resource Recovery- Northampton), (AMT), Escrowed to Maturity, 6.75%, 1/1/07	5,039
480	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	522,072
		$19,531,022
General Obligations — 2.6%
$1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	$1,660,758
5,000	New York City, NY, 5.00%, 8/1/19	5,375,750
1,500	New York City, NY, 5.625%, 12/1/13	1,628,610
		$8,665,118

See notes to financial statements

4

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.2%
$80	Pittsfield Township, MI, Economic Development Corp., (Arbor Hospice), 7.875%, 8/15/27	$81,205
424	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	452,111
		$533,316
Hospital — 4.6%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$577,021
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,814,525
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	204,478
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	100,009
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	228,730
370	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	376,486
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,050,430
2,490	Michigan Hospital Finance Authority, Variable Rate, 7.01%, 11/1/12(1)(2)	2,959,614
100	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital Association), 5.45%, 5/1/08	100,857
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,132,300
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,822,006
575	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18	615,307
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,208,840
		$15,190,603
Housing — 1.9%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,538,650
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	640,152
665	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	668,032
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(3)	92,383
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,398,680
		$6,337,897

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.9%
$115	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$116,877
420	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	469,056
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,793,445
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(3)(4)	1,353,000
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,748,550
5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,715,000
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,001,950
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,573,851
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,482,955
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,412,980
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,978,552
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,521,735
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,901,162
		$26,069,113
Insured-Education — 3.9%
$1,000	Montana Board of Regents, (Montana State University), (AMBAC), 4.50%, 11/15/19	$1,039,230
1,000	Montana Board of Regents, (Montana State University), (AMBAC), 4.50%, 11/15/20	1,032,420
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,289,202
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,893,505
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,183,060
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	324,425
		$12,761,842
Insured-Electric Utilities — 1.9%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$806,722

See notes to financial statements

5

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(5)	$2,052,320
1,600	Long Island Power Authority, NY, (FGIC), Variable Rate, 6.93%, 12/1/19(1)(2)	2,004,064
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	409,448
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,136,440
		$6,408,994
Insured-Escrowed / Prerefunded — 4.5%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,013,100
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,030,250
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,057,260
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	515,200
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, (0.00% until 2007), 11/15/18	2,042,000
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/24	5,105,000
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/22	1,021,000
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/17	3,063,000
		$14,846,810
Insured-General Obligations — 10.4%
$1,830	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/14	$1,995,450
1,700	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/16	1,872,380
2,715	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	2,980,934
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,144,980
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,732,950
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,203,681
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,344,282

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	$5,830,500
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,145,477
965	Pima County, AZ, (FSA), 3.50%, 7/1/20	896,360
3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	3,195,612
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,502,634
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	684,050
		$34,529,290
Insured-Lease Revenue / Certificates of Participation — 4.3%
$1,380	Anaheim, CA, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$801,435
10,000	Michigan Building Authority, (FGIC), 5.00%, 10/15/36	10,603,600
1,010	South Dakota Building Authority, (MBIA), 5.00%, 9/1/14	1,094,517
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,717,653
		$14,217,205
Insured-Miscellaneous — 0.3%
$1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	$1,074,250
		$1,074,250
Insured-Solid Waste — 0.4%
$1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	$1,278,846
		$1,278,846
Insured-Special Tax Revenue — 3.6%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,179,370
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,884,623
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,841,250
		$11,905,243
Insured-Transportation — 9.0%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,478,439
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,058,020

See notes to financial statements

6

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	$1,074,320
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,161,300
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,640,200
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,084,650
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,123,340
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,534,404
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,821,500
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,148,330
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,588,815
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,089,560
1,625	San Jose, CA, Airport, (FSA), (AMT), 5.00%, 3/1/11	1,710,605
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,173,340
		$29,686,823
Insured-Water and Sewer — 0.5%
$2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	$1,671,400
		$1,671,400
Lease Revenue / Certificates of Participation — 5.5%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,425,465
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,946,815
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,858,426
		$18,230,706
Nursing Home — 0.2%
$775	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$807,899
		$807,899
Other Revenue — 3.5%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,036,380

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	$929,338
1,900	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	2,044,875
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,373,830
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	1,029,760
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,858,515
225	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	230,139
		$11,502,837
Pooled Loans — 0.6%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,347,060
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	824,760
		$2,171,820
Senior Living / Life Care — 1.0%
$760	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$797,164
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/06(6)	993,782
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	502,690
240	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	247,291
480	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	475,853
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	466,872
		$3,483,652
Solid Waste — 1.0%
$3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	$3,169,350
		$3,169,350
Special Tax Revenue — 8.6%
$1,095	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,150,911
1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,494,849
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,525,275

See notes to financial statements

7

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$3,000	California State Economic Recovery, 5.25%, 7/1/13	$3,291,510
325	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	325,462
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	512,370
290	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	294,133
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	979,340
1,175	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	1,176,410
855	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	858,480
1,290	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	1,291,987
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	258,838
125	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	125,916
1,285	Heritage Harbor, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,294,548
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,128,492
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	787,473
65	Longleaf, FL, Community Development District, 6.20%, 5/1/09	65,493
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,272,190
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,100,440
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,411,606
1,290	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	1,295,031
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,412,716
355	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	360,293
		$28,413,763
Transportation — 2.9%
$2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	$2,682,875
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,648,700
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,157,920
		$9,489,495

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.8%
$5,000	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.50%, 10/1/19	$5,823,900
		$5,823,900
Total Tax-Exempt Investments — 102.8% (identified cost $326,489,908)		$340,097,281
Other Assets, Less Liabilities — (2.8)%		$(9,306,741)
Net Assets — 100.0%		$330,790,540

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.0%
Others, representing less than 10% individually	88.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 39.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $11,005,747 or 3.3% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Defaulted bond.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security is in default and making only partial interest payments.

See notes to financial statements

8

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investments, at value (identified cost, $326,489,908)	$340,097,281
Cash	812,753
Receivable for investments sold	521,856
Receivable for Fund shares sold	1,991,897
Interest receivable	4,870,914
Receivable for daily variation margin on open financial futures contracts	17,719
Miscellaneous receivable	115,454
Prepaid expenses	4,146
Total assets	$348,432,020
Liabilities
Payable for investments purchased	$16,002,544
Payable for Fund shares redeemed	784,170
Dividends payable	490,591
Payable to affiliate for distribution and service fees	152,267
Payable to affiliate for investment advisory fees	121,847
Payable to affiliate for Trustees' fees	398
Accrued expenses	89,663
Total liabilities	$17,641,480
Net assets	$330,790,540
Sources of Net Assets
Paid-in capital	$322,075,977
Accumulated net realized loss (computed on the basis of identified cost)	(4,030,060)
Accumulated undistributed net investment income	119,813
Net unrealized appreciation (computed on the basis of identified cost)	12,624,810
Total	$330,790,540
Class A Shares
Net Assets	$239,080,911
Shares Outstanding	22,886,478
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.45
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.45)	$10.69
Class B Shares
Net Assets	$16,341,091
Shares Outstanding	1,563,203
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.45
Class C Shares
Net Assets	$75,368,538
Shares Outstanding	7,694,844
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.79
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
September 30, 2006

Investment Income
Interest	$7,281,441
Total investment income	$7,281,441
Expenses
Investment adviser fee	$659,101
Trustees' fees and expenses	8,144
Distribution and service fees Class A	151,063
Class B	83,291
Class C	340,753
Custodian fee	83,201
Transfer and dividend disbursing agent fees	69,026
Legal and accounting services	31,301
Registration fees	26,902
Printing and postage	15,555
Miscellaneous	33,052
Total expenses	$1,501,389
Deduct — Reduction of custodian fee	$13,921
Total expense reductions	$13,921
Net expenses	$1,487,468
Net investment income	$5,793,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(493,943)
Financial futures contracts	864,199
Net realized gain	$370,256
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$6,422,060
Financial futures contracts	(2,311,616)
Net change in unrealized appreciation (depreciation)	$4,110,444
Net realized and unrealized gain	$4,480,700
Net increase in net assets from operations	$10,274,673

See notes to financial statements

9

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
From operations — Net investment income	$5,793,973	$10,034,797
Net realized gain from investment transactions and financial futures contracts	370,256	435,120
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,110,444	1,284,947
Net increase in net assets from operations	$10,274,673	$11,754,864
Distributions to shareholders — From net investment income Class A	$(4,037,024)	$(6,615,915)
Class B	(302,657)	(798,175)
Class C	(1,236,134)	(2,566,759)
Total distributions to shareholders	$(5,575,815)	$(9,980,849)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$89,369,427	$73,645,825
Class B	1,239,500	2,975,642
Class C	10,724,745	19,330,607
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,286,411	3,903,927
Class B	187,933	470,142
Class C	562,695	1,154,523
Cost of shares redeemed Class A	(38,949,284)	(54,759,567)
Class B	(3,268,795)	(5,719,091)
Class C	(14,451,504)	(20,978,060)
Net asset value of shares exchanged Class A	2,690,321	4,473,296
Class B	(2,690,321)	(4,473,296)
Net increase in net assets from Fund share transactions	$47,701,128	$20,023,948
Net increase in net assets	$52,399,986	$21,797,963
Net Assets
At beginning of period	$278,390,554	$256,592,591
At end of period	$330,790,540	$278,390,554
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$119,813	$(98,345)

See notes to financial statements

10

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.290		$10.210	$10.400		$10.250		$9.860		$10.040
Income (loss) from operations
Net investment income	$0.215		$0.411	$0.422		$0.437		$0.461		$0.485
Net realized and unrealized gain (loss)	0.153		0.078	(0.187)		0.138		0.395		(0.152)
Total income from operations	$0.368		$0.489	$0.235		$0.575		$0.856		$0.333
Less distributions
From net investment income	$(0.208)		$(0.409)	$(0.425)		$(0.425)		$(0.466)		$(0.513)
Total distributions	$(0.208)		$(0.409)	$(0.425)		$(0.425)		$(0.466)		$(0.513)
Net asset value — End of period	$10.450		$10.290	$10.210		$10.400		$10.250		$9.860
Total Return(3)	3.63%		4.88%	2.29%		5.70%		8.90%		3.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$239,081		$180,401	$152,111		$130,466		$119,619		$83,647
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78	%(4)	0.79%	0.80	%†(5)	0.80	%(5)	0.82	%(5)	0.91	%(5)
Expenses after custodian fee reduction	0.77	%(4)	0.78%	0.79	%†(5)	0.80	%(5)	0.81	%(5)	0.88	%(5)
Net investment income	4.15	%(4)	3.99%	4.09	%†	4.22%		4.54%		4.85%
Portfolio Turnover of the Portfolio	—		—	14	%(6)	27	%(6)	24	%(6)	12	%(6)
Portfolio Turnover of the Fund	30%		48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

11

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.290		$10.220	$10.410		$10.260		$9.860		$10.040
Income (loss) from operations
Net investment income	$0.176		$0.335	$0.346		$0.360		$0.381		$0.409
Net realized and unrealized gain (loss)	0.153		0.068	(0.191)		0.142		0.405		(0.155)
Total income from operations	$0.329		$0.403	$0.155		$0.502		$0.786		$0.254
Less distributions
From net investment income	$(0.169)		$(0.333)	$(0.345)		$(0.352)		$(0.386)		$(0.434)
Total distributions	$(0.169)		$(0.333)	$(0.345)		$(0.352)		$(0.386)		$(0.434)
Net asset value — End of period	$10.450		$10.290	$10.220		$10.410		$10.260		$9.860
Total Return(3)	3.24%		3.99%	1.51%		4.94%		8.15%		2.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,341		$20,610	$27,157		$33,731		$32,517		$10,638
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(4)	1.54%	1.55	%†(5)	1.55	%(5)	1.57	%(5)	1.66	%(5)
Expenses after custodian fee reduction	1.52	%(4)	1.53%	1.54	%†(5)	1.55	%(5)	1.56	%(5)	1.63	%(5)
Net investment income	3.40	%(4)	3.25%	3.36	%†	3.48%		3.75%		4.09%
Portfolio Turnover of the Portfolio	—		—	14	%(6)	27	%(6)	24	%(6)	12	%(6)
Portfolio Turnover of the Fund	30%		48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

12

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.640		$9.580	$9.750		$9.610		$9.240		$9.400
Income (loss) from operations
Net investment income	$0.165		$0.313	$0.324		$0.335		$0.357		$0.379
Net realized and unrealized gain (loss)	0.144		0.059	(0.171)		0.133		0.379		(0.138)
Total income from operations	$0.309		$0.372	$0.153		$0.468		$0.736		$0.241
Less distributions
From net investment income	$(0.159)		$(0.312)	$(0.323)		$(0.328)		$(0.366)		$(0.401)
Total distributions	$(0.159)		$(0.312)	$(0.323)		$(0.328)		$(0.366)		$(0.401)
Net asset value — End of period	$9.790		$9.640	$9.580		$9.750		$9.610		$9.240
Total Return(3)	3.24%		3.93%	1.51	%(4)	4.93%		8.12%		2.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,369		$77,379	$77,325		$67,073		$46,629		$19,488
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(5)	1.54%	1.55	%†(6)	1.55	%(6)	1.57	%(6)	1.66	%(6)
Expenses after custodian fee reduction	1.52	%(5)	1.53%	1.54	%†(6)	1.55	%(6)	1.56	%(6)	1.63	%(6)
Net investment income	3.41	%(5)	3.25%	3.35	%†	3.45%		3.75%		4.05%
Portfolio Turnover of the Portfolio	—		—	14	%(7)	27	%(7)	24	%(7)	12	%(7)
Portfolio Turnover of the Fund	30%		48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

13

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income exempt from regular federal income tax and limited principal fluctuations by investing primarily in investment grade municipal obligations. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $3,239,908 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire as follows on: March 31, 2011, $1,047,498, March 31, 2012, $779,785, March 31, 2013, $1,412,625. Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract.

14

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-issued and Delayed Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to September 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting

15

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2007 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares were as follows:

Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	8,642,933	7,156,285
Issued to shareholders electing to receive payments of distributions in Fund shares	221,637	379,472
Redemptions	(3,776,106)	(5,327,434)
Exchange from Class B shares	261,002	434,033
Net increase	5,349,466	2,642,356

Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	119,935	288,651
Issued to shareholders electing to receive payments of distributions in Fund shares	18,215	45,652
Redemptions	(316,356)	(556,574)
Exchange to Class A shares	(260,738)	(432,572)
Net decrease	(438,944)	(654,843)

Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	1,107,689	2,002,769
Issued to shareholders electing to receive payments of distributions in Fund shares	58,197	119,690
Redemptions	(1,493,915)	(2,174,339)
Net decrease	(328,029)	(51,880)

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2006 the advisory fee amounted to $659,101 representing 0.45% of the Fund's average daily net assets. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended September 30, 2006, EVM received $4,072 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $20,000 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2006.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% annually of the Fund's net asset value attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended September 30, 2006 amounted to $151,063 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The fund paid or accrued $69,409 and $283,961 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended September 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,287,000 and $13,077,000 for Class B and Class C shares, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% annually of the Fund's net asset value attributable to Class B and Class C each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and , as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended September 30, 2006 amounted to $13,882 and $56,792 for Class B and Class C shares, respectively

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC, if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $22,000, $28,000 and $8,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended September 30, 2006.

  7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $132,659,826, and $86,996,958, respectively, for the six months ended September 30, 2006.

17

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$326,302,032
Gross unrealized appreciation	$13,991,253
Gross unrealized depreciation	(196,004)
Net unrealized appreciation	$13,795,249

  9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2006.

  10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments as of September 30, 2006, is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	375 U.S. Treasury Bond	Short	$(41,415,594)	$(42,152,344)	$(736,750)
12/06	189 U.S. Treasury Note	Short	(20,178,000)	(20,423,813)	(245,813)
					$(982,563)

At September 30, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

18

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

19

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

20

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

21

Eaton Vance National Limited Maturity Municipals Fund

INVESTMENT MANAGEMENT

Eaton Vance National Limited Maturity Municipals Fund

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President and
Portfolio Manager
Craig R. Brandon
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-11/06  LNASRC

Semiannual Report September 30, 2006

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its' underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

ps

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

TABLE OF CONTENTS

Investment Update	2

Fund Performance and Portfolio Composition

California	3
Florida	4
Massachusetts	5
New Jersey	6
New York	7
Ohio	8
Pennsylvania	9

Fund Expenses	10

Financial Statements	14

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	74

Management and Organization	76

INVESTMENT UPDATE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

Third quarter economic growth slowed to 1.6%, following the 2.6% rate achieved in the second quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of September 30, 2006.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At September 30, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the year ended September 30, 2006, as demand has remained strong. At September 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U.S. Treasury bonds with similar maturities.*

For the six-months ended September 30, 2006, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a gain of 3.39%. For more information about the Funds’ performance and that of funds in the same Lipper Classifications,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds currently invest primarily in intermediate-maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for other fixed-income securities over the past 18 months, the intermediate part of the curve has become an attractive area.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

*	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.
†

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.75%	2.36%	2.39%
One Year	4.70	3.92	3.95
Five Years	3.88	3.05	N.A.
Ten Years	4.59	3.80	N.A.
Life of Fund†	4.66	4.04	3.30

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.42%	-0.64%	1.39%
One Year	2.33	0.92	2.95
Five Years	3.40	3.05	N.A.
Ten Years	4.35	3.80	N.A.
Life of Fund†	4.43	4.04	3.30

†	Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper California Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.94%
One Year	3.50
Five Years	3.60
Ten Years	4.60

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.65%	2.90%	2.90%
Taxable-Equivalent Distribution Rate(4),(5)	6.19	4.92	4.92
SEC 30-day Yield(6)	2.97	2.29	2.28
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.04	3.88	3.87

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	65
• Average Maturity:	12.0 years
• Effective Maturity:	7.5 years
• Average Rating:	AA
• Average Call:	7.1 years
• Average Price:	$102.99

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 51, 48, 30 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.70%	2.31%	2.36%
One Year	4.10	3.30	3.33
Five Years	4.05	3.28	3.29
Ten Years	4.47	3.70	3.67
Life of Fund†	4.52	4.01	3.38

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.35%	-0.69%	1.36%
One Year	1.73	0.30	2.33
Five Years	3.57	3.28	3.29
Ten Years	4.23	3.70	3.67
Life of Fund†	4.29	4.01	3.38

†	Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Florida Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.63%
One Year	3.07
Five Years	3.48
Ten Years	4.35

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.73%	2.99%	2.99%
Taxable-Equivalent Distribution Rate(4),(5)	5.74	4.60	4.60
SEC 30-day Yield(6)	3.09	2.41	2.41
Taxable-Equivalent SEC 30-day Yield(5),(6)	4.75	3.71	3.71

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	64
• Average Maturity:	10.9 years
• Effective Maturity:	7.2 years
• Average Rating:	AA+
• Average Call:	6.9 years
• Average Price:	$103.98

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Intermediate Municipal Debt Funds Classification contained 14, 14, 10 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.18%	2.69%	2.74%
One Year	3.99	3.19	3.31
Five Years	3.85	3.04	3.07
Ten Years	4.41	3.60	3.61
Life of Fund†	4.49	3.91	3.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.89%	-0.31%	1.74%
One Year	1.60	0.19	2.31
Five Years	3.37	3.04	3.07
Ten Years	4.17	3.60	3.61
Life of Fund†	4.26	3.91	3.41

†	Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.95%
One Year	3.22
Five Years	3.52
Ten Years	4.32

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.66%	2.91%	2.92%
Taxable-Equivalent Distribution Rate(4),(5)	5.95	4.73	4.74
SEC 30-day Yield(6)	2.98	2.31	2.30
Taxable-Equivalent SEC 30-day Yield(5),(6)	4.84	3.75	3.74

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	69
• Average Maturity:	10.1 years
• Effective Maturity:	7.4 years
• Average Rating:	AA+
• Average Call:	7.3 years
• Average Price:	$108.39

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 14, 14, 11 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annual-ized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.38%	3.10%	N.A.
One Year	5.04	4.36	N.A.
Five Years	3.98	3.19	N.A.
Ten Years	4.44	3.65	N.A.
Life of Fund†	4.54	3.96	1.86%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.08%	0.10%	N.A.
One Year	2.70	1.36	N.A.
Five Years	3.52	3.19	N.A.
Ten Years	4.21	3.65	N.A.
Life of Fund†	4.31	3.96	0.86%

†	Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C 8/1/06

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Other States Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.81%
One Year	3.07
Five Years	3.59
Ten Years	4.37

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.65%	2.91%	2.91%
Taxable-Equivalent Distribution Rate(4),(5)	6.17	4.92	4.92
SEC 30-day Yield(6)	3.09	2.41	2.64
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.22	4.07	4.46

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	55
• Average Maturity:	10.5 years
• Effective Maturity:	8.3 years
• Average Rating:	AA
• Average Call:	8.1 years
• Average Price:	$107.27

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 120, 120, 95 and 66 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.36%	2.97%	3.04%
One Year	4.47	3.58	3.71
Five Years	4.04	3.24	3.27
Ten Years	4.79	4.00	3.99
Life of Fund†	4.85	4.20	3.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.04%	-0.03%	2.04%
One Year	2.15	0.58	2.71
Five Years	3.57	3.24	3.27
Ten Years	4.56	4.00	3.99
Life of Fund†	4.62	4.20	3.65

†	Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper New York Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.76%
One Year	3.09
Five Years	3.67
Ten Years	4.68

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.70%	2.96%	2.95%
Taxable-Equivalent Distribution Rate(4),(5)	6.17	4.93	4.92
SEC 30-day Yield(6)	3.13	2.46	2.46
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.22	4.10	4.10

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	88
• Average Maturity:	11.6 years
• Effective Maturity:	7.7 years
• Average Rating:	AA+
• Average Call:	7.5 years
• Average Price:	$108.14

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 42, 39, 23 and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.02%	2.63%	N.A.
One Year	3.52	2.85	N.A.
Five Years	3.65	2.87	N.A.
Ten Years	N.A.	3.37	N.A.
Life of Fund†	4.12	3.47	1.51%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.71%	-0.37%	N.A.
One Year	1.24	-0.15	N.A.
Five Years	3.17	2.87	N.A.
Ten Years	N.A.	3.37	N.A.
Life of Fund†	3.88	3.47	0.51%

†	Inception date: Class A: 10/22/96; Class B: 4/16/93; Class: C 8/1/06

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Ohio Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.57%
One Year	2.72
Five Years	3.10
Ten Years	4.03

Distribution Rates/Yields(4)

	Class A	Class B	Class C

Distribution Rate(4)	3.60%	2.85%	2.85%
Taxable-Equivalent Distribution Rate(4),(5)	5.99	4.74	4.74
SEC 30-day Yield(6)	2.85	2.15	2.44
Taxable-Equivalent SEC 30-day Yield(5),(6)	4.74	3.58	4.06

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	47
• Average Maturity:	9.5 years
• Effective Maturity:	7.0 years
• Average Rating:	AA+
• Average Call:	7.0 years
• Average Price:	$106.19

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Intermediate Municipal Debt Funds Classification contained 18, 18, 14 and 10 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.24%	2.85%	2.82%
One Year	4.74	3.95	4.00
Five Years	4.27	3.48	3.49
Ten Years	4.65	3.86	3.83
Life of Fund†	4.73	4.16	3.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.88%	-0.15%	1.82%
One Year	2.35	0.95	3.00
Five Years	3.79	3.48	3.49
Ten Years	4.41	3.86	3.83
Life of Fund†	4.49	4.16	3.57

†	Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns
Six Months	3.39%
One Year	3.81
Five Years	4.55
Ten Years	5.40

Lipper Averages(3)

Lipper Pennsylvania Intermediate Municipal Debt Funds Classification Average Annual Total Returns
Six Months	2.84%
One Year	3.42
Five Years	3.65
Ten Years	4.46

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(4)	3.78%	3.04%	3.04%
Taxable-Equivalent Distribution Rate(4),(5)	6.00	4.83	4.83
SEC 30-day Yield(6)	3.13	2.46	2.46
Taxable-Equivalent SEC 30-day Yield(5),(6)	4.97	3.90	3.90

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	54
• Average Maturity:	11.7 years
• Effective Maturity:	7.3 years
• Average Rating:	AA+
• Average Call:	7.2 years
• Average Price:	$102.70

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Classification contained 14, 14, 14 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 – September 30, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,027.50	$4.47
Class B	$1,000.00	$1,023.60	$8.27
Class C	$1,000.00	$1,023.90	$8.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46
Class B	$1,000.00	$1,016.90	$8.24
Class C	$1,000.00	$1,016.90	$8.24

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance Florida Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,027.00	$4.42
Class B	$1,000.00	$1,023.10	$8.22
Class C	$1,000.00	$1,023.60	$8.22
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.19

* Expenses are equal to the Fund's annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,031.80	$4.13
Class B	$1,000.00	$1,026.90	$7.98
Class C	$1,000.00	$1,027.40	$7.98
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.94
Class C	$1,000.00	$1,017.20	$7.94

* Expenses are equal to the Fund's annualized expense ratio of 0.81% for Class A shares, 1.57% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 ( to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual*
Class A	$1,000.00	$1,033.80	$4.49
Class B	$1,000.00	$1,031.00	$8.30
Class C	$1,000.00	$1,018.60	$2.75

* Class C shares had not commenced operations as of April 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares, and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period; 61/365 for Class C to reflect the period from commencement of operations on August 1, 2006 to September 30, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006 (July 31, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46
Class B	$1,000.00	$1,016.90	$8.24
Class C	$1,000.00	$1,016.90	$8.24

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares, and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,033.60	$4.13
Class B	$1,000.00	$1,029.70	$7.94
Class C	$1,000.00	$1,030.40	$7.94
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.89
Class C	$1,000.00	$1,017.20	$7.89

* Expenses are equal to the Fund's annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual*
Class A	$1,000.00	$1,030.20	$4.99
Class B	$1,000.00	$1,026.30	$8.79
Class C	$1,000.00	$1,016.20	$2.86

* Class C shares had not commenced operations as of April 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.73% for Class B shares, and 1.70% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period; 61/365 for Class C to reflect the period from commencement of operations on August 1, 2006 to September 30, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006 (July 31, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.96
Class B	$1,000.00	$1,016.40	$8.74
Class C	$1,000.00	$1,016.55	$8.59

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.73% for Class B shares, and 1.70% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on March 31, 2006.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FUND EXPENSES CONT'D

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,032.40	$4.48
Class B	$1,000.00	$1,028.50	$8.29
Class C	$1,000.00	$1,028.20	$8.29
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46
Class B	$1,000.00	$1,016.90	$8.24
Class C	$1,000.00	$1,016.90	$8.24

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.8%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.1%
$520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$572,536
250	California Water Resource, Prerefunded to 5/1/12, 5.125%, 5/1/18	272,937
290	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	315,076
		$1,160,549
General Obligations — 4.0%
$400	California, 5.25%, 2/1/14	$434,304
1,000	California, 5.25%, 11/1/16	1,091,930
		$1,526,234
Hospital — 6.1%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$533,325
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	746,704
75	Eastern Plumas Health Care District, 7.50%, 8/1/07	76,075
200	San Benito Health Care District, 5.375%, 10/1/12	204,730
400	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	414,552
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	319,935
		$2,295,321
Housing — 2.0%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$761,595
		$761,595
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$199,358
		$199,358
Insured-Education — 2.3%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$334,120
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	530,585
		$864,705

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 7.4%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	$1,142,710
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	537,815
500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	529,210
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	575,085
		$2,784,820
Insured-Escrowed / Prerefunded — 0.6%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$232,871
		$232,871
Insured-General Obligations — 22.3%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$432,596
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	805,450
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	767,470
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	884,556
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	803,902
1,000	Novato Unified School District, (MBIA), 5.00%, 8/1/23	1,077,670
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	643,420
1,260	Santa Clarita Community College, (FSA), 5.00%, 8/1/28	1,338,019
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	613,371
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,092,530
		$8,458,984
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$428,248
		$428,248
Insured-Lease Revenue / Certificates of Participation — 6.3%
$1,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,016,312
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	821,745
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	553,788
		$2,391,845

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 4.1%
$1,500	Golden State Tobacco Securitization Corp. (FGIC), 5.00%, 6/1/35	$1,570,275
		$1,570,275
Insured-Special Tax Revenue — 7.6%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$646,524
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,094,880
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,127,780
		$2,869,184
Insured-Transportation — 8.0%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,142,710
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	821,860
1,000	San Jose Airport, (FSA), (AMT), 5.00%, 3/1/11	1,052,680
		$3,017,250
Insured-Water and Sewer — 2.2%
$250	Sacramento County, CA, Sanitation District Financing Authority, (AMBAC), 5.50%, 12/1/19	$291,025
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	525,950
		$816,975
Lease Revenue / Certificates of Participation — 3.0%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,121,060
		$1,121,060
Other Revenue — 0.8%
$285	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$306,731
		$306,731
Senior Living / Life Care — 0.7%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$253,365
		$253,365

Principal Amount (000's omitted)	Security	Value
Solid Waste — 0.9%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$355,828
		$355,828
Special Tax Revenue — 8.2%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,419
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	247,325
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,700
100	Eastern Municipal Water District, 4.80%, 9/1/20	100,553
75	Eastern Municipal Water District, 4.85%, 9/1/21	75,273
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	209,352
250	Jurupa Community Services District, 5.00%, 9/1/25	250,788
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,876
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,760
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	416,313
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	308,004
200	Santa Margarita Water District, 6.10%, 9/1/14	213,396
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	203,248
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	207,002
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	262,893
		$3,119,902
Transportation — 2.2%
$500	Bay Area Toll Authority, 5.00%, 4/1/31	$530,075
290	Port Redwood City, (AMT), 5.40%, 6/1/19	301,351
		$831,426
Water and Sewer — 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$510,205
		$510,205
Total Tax-Exempt Investments — 94.8% (identified cost $34,246,626)		$35,876,731
Other Assets, Less Liabilities — 5.2%		$1,984,058
Net Assets — 100.0%		$37,860,789

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 65.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.6% to 21.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Hospital — 6.7%
$1,000	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,059,750
800	Highlands County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	851,440
1,000	Highlands County, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,029,030
500	West Orange Healthcare District, 5.50%, 2/1/10	524,360
		$3,464,580
Housing — 1.5%
$750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$761,625
		$761,625
Industrial Development Revenue — 1.0%
$500	Polk County, Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$521,085
		$521,085
Insured-Electric Utilities — 6.0%
$2,000	Escambia County, Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,451,600
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,647,838
		$3,099,438
Insured-Escrowed / Prerefunded — 3.0%
$1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	$706,450
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	840,201
		$1,546,651
Insured-General Obligations — 11.1%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$409,830
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,091,100
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	804,532
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,123,800
2,000	Puerto Rico, (MBIA), 5.50%, 7/1/18	2,300,340
		$5,729,602

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 4.7%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.625%, 8/15/16	$819,075
1,000	Saint Petersburg, Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	1,083,350
500	Sarasota County, Public Hospital, (MBIA), 5.25%, 7/1/18	554,905
		$2,457,330
Insured-Housing — 2.0%
$510	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$520,654
485	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	495,151
		$1,015,805
Insured-Other Revenue — 3.3%
$1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	$1,167,793
500	Saint Johns County, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	530,960
		$1,698,753
Insured-Solid Waste — 4.9%
$1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	$1,778,595
1,100	Palm Beach County, Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	736,846
		$2,515,441
Insured-Special Tax Revenue — 9.8%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,827,622
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,537,440
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	306,666
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	629,224
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	264,380
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	529,170
		$5,094,502
Insured-Transportation — 10.7%
$1,000	Broward County, Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,038,720
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)	1,786,942
2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,165,480

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$500	Miami-Dade County Expressway Authority, (AMBAC), 5.00%, 7/1/37	$529,045
		$5,520,187
Insured-Water and Sewer — 15.2%
$2,400	Cocoa, Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,810,136
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	793,890
1,320	Sebring, Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,432,094
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,120,720
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,124,720
500	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	580,170
		$7,861,730
Nursing Home — 0.7%
$345	Orange County, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$358,196
		$358,196
Senior Living / Life Care — 2.1%
$250	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/21	$257,350
250	Lee County, Industrial Development Authority, (Shell Point Village), 5.75%, 11/15/14	260,775
580	North Miami, Health Care Facilities Authority, (Imperial Club), 6.75%, 1/1/33	574,989
		$1,093,114
Special Tax Revenue — 9.1%
$500	Arbor Greene, Community Development District, 5.00%, 5/1/19	$525,530
375	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	375,533
95	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/21	96,354
330	Dupree Lakes Community Development District, 5.00%, 11/1/10	330,396
145	Dupree Lakes, Community Development District, 5.00%, 5/1/12	145,590
245	Fishhawk, Community Development District II, 5.125%, 11/1/09	245,377
120	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	120,880

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$260	Heritage Harbor South, Community Development District, (Capital Improvements), 5.25%, 11/1/08	$261,932
15	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	15,011
80	Longleaf Community Development District, 6.20%, 5/1/09	80,607
330	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	337,286
1,000	Orlando, Capital Improvements, 5.00%, 10/1/18	1,033,510
100	Sterling Hill, Community Development District, (Capital Improvements), 5.10%, 5/1/11	100,829
420	Sterling Hill, Community Development District, (Capital Improvements), 5.50%, 11/1/10	421,638
600	Tisons Landing, Community Development District, (Capital Improvements), 5.00%, 11/1/11	602,244
40	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	40,324
		$4,733,041
Transportation — 2.7%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,417,747
		$1,417,747
Utilities — 4.3%
$240	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/18	$253,070
750	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/22	792,420
1,100	Orlando, Water and Electric Utilities Commission, 5.25%, 10/1/20	1,183,017
		$2,228,507
Total Tax-Exempt Investments — 98.8% (identified cost $48,876,763)		$51,117,334
Other Assets, Less Liabilities — 1.2%		$605,550
Net Assets — 100.0%		$51,722,884

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 71.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 27.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%
Principal Amount (000's omitted)	Security	Value
Education — 17.7%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$601,042
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,073,670
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	415,416
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,415,925
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,105,170
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,057,030
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,135,570
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,936,543
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	848,482
1,125	Massachusetts Industrial Finance Agency, (Babson College), 5.375%, 10/1/17	1,161,495
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.15%, 9/1/13	514,705
750	Massachusetts Industrial Finance Agency, (St. Johns High School, Inc.), 5.70%, 6/1/18	777,562
		$12,042,610
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$537,775
		$537,775
Escrowed / Prerefunded — 9.0%
$350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	$367,391
485	Massachusetts Industrial Finance Agency, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	502,833
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	527,160
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,265,628
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)	2,290,995

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$743,328
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	418,788
		$6,116,123
General Obligations — 8.0%
$1,000	Boston, 5.00%, 2/1/18	$1,047,740
500	Burlington, 5.00%, 2/1/15	544,675
500	Burlington, 5.00%, 2/1/16	548,960
750	Falmouth, 5.25%, 2/1/16	814,643
1,100	Wellesley, 5.00%, 6/1/16	1,216,930
1,150	Wellesley, 5.00%, 6/1/17	1,278,306
		$5,451,254
Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$166,180
175	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	177,615
		$343,795
Hospital — 4.9%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$648,498
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	933,084
390	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	391,303
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	258,790
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,064,860
		$3,296,535
Insured-Education — 1.6%
$1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,097,930
		$1,097,930
Insured-Electric Utilities — 12.5%
$2,120	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$2,290,533
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,084,100

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	$1,708,125
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,300,340
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,129,910
		$8,513,008
Insured-Escrowed / Prerefunded — 2.4%
$635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$712,686
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	911,540
		$1,624,226
Insured-General Obligations — 12.4%
$1,000	Boston, (MBIA), 5.00%, 2/1/19	$1,059,670
1,000	Dudley-Charlton, Regional School District, (FGIC), 5.125%, 6/15/13	1,088,660
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,097,840
780	Groton-Dunstable Mass Regional School District, (FSA), 5.00%, 10/15/17	832,182
750	Lawrence, (MBIA), 5.00%, 3/15/13	807,840
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,070,800
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,144,920
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,325,788
		$8,427,700
Insured-Hospital — 1.6%
$1,000	Massachusetts Health and Educational Facilities Authority, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	$1,077,510
		$1,077,510
Insured-Solid Waste — 3.2%
$1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	$1,095,350
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,096,350
		$2,191,700
Insured-Special Tax Revenue — 4.5%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,869,200
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,156,800
		$3,026,000

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.8%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$528,040
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,278,545
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.50%, 7/1/15	1,128,330
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,085,260
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	571,355
		$4,591,530
Miscellaneous — 1.6%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,077,600
		$1,077,600
Nursing Home — 0.4%
$275	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.25%, 1/1/07	$275,498
		$275,498
Senior Living / Life Care — 1.6%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$619,194
470	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	484,279
		$1,103,473
Solid Waste — 1.5%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,040,360
		$1,040,360
Special Tax Revenue — 2.4%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,115,920
500	Massachusetts Special Obligations, 5.00%, 6/1/14	540,200
		$1,656,120
Transportation — 3.7%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,076,920
2,000	Massachusetts, State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,420,180
		$2,497,100

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$536,840
		$536,840
Total Tax-Exempt Investments — 97.9% (identified cost $63,611,446)		$66,524,687
Other Assets, Less Liabilities — 2.1%		$1,440,030
Net Assets — 100.0%		$67,964,717

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 45.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 20.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%
Principal Amount (000's omitted)	Security	Value
Education — 1.9%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$784,950
		$784,950
Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, PCR, (PSEG Power), 5.00%, 3/1/12	$433,352
		$433,352
Escrowed / Prerefunded — 7.0%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$412,093
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,616,590
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	327,531
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	630,858
		$2,987,072
General Obligations — 3.6%
$500	Jersey City School District, 6.25%, 10/1/10	$547,450
1,050	Puerto Rico, 0.00%, 7/1/08	984,039
		$1,531,489
Hospital — 11.3%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,056,460
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	548,635
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	458,830
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	482,625
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	534,200
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	530,740
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	468,040

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 5.75%, 7/1/08	$700,053
		$4,779,583
Industrial Development Revenue — 1.9%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,493
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	463,424
		$813,917
Insured-Education — 2.2%
$900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	$935,181
		$935,181
Insured-Electric Utilities — 4.4%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$730,050
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,136,440
		$1,866,490
Insured-General Obligations — 19.4%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$363,356
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	833,115
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	824,386
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,146,590
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,526,514
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	780,463
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	908,672
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,837,679
		$8,220,775
Insured-Hospital — 3.4%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(1)	$1,455,428
		$1,455,428

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.6%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,168,800
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	803,124
		$1,971,924
Insured-Nursing Home — 1.0%
$400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	$441,164
		$441,164
Insured-Other Revenue — 1.3%
$500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	$533,665
		$533,665
Insured-Transportation — 11.4%
$1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	$1,060,610
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	530,250
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,143,730
1,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 6.01%, 6/15/17(2)(3)	1,060,460
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	786,170
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	261,443
		$4,842,663
Insured-Water and Sewer — 10.6%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,219,126
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,081,220
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,130,370
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	378,443
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	362,402
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	346,531
		$4,518,092
Lease Revenue / Certificates of Participation — 2.7%
$1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$1,139,860
		$1,139,860

Principal Amount (000's omitted)	Security	Value
Nursing Home — 1.2%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$518,310
		$518,310
Pooled Loans — 2.6%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,116,710
		$1,116,710
Senior Living / Life Care — 1.4%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$307,008
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	305,196
		$612,204
Solid Waste — 0.3%
$120	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$122,473
		$122,473
Special Tax Revenue — 2.6%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,090,730
		$1,090,730
Transportation — 4.4%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,129,740
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	725,963
		$1,855,703
Total Tax-Exempt Investments — 100.2% (identified cost $40,227,606)		$42,571,735
Other Assets, Less Liabilities — (0.2)%		$(70,382)
Net Assets — 100.0%		$42,501,353

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 58.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.7% to 16.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $1,060,460 or 2.5% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(5)	$596,442
		$596,442
Education — 1.4%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$655,842
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	115,185
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	685,019
		$1,456,046
Electric Utilities — 2.5%
$2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	$2,501,125
		$2,501,125
Escrowed / Prerefunded — 4.0%
$500	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	$554,835
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,285,853
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,123,120
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,051,020
		$4,014,828
General Obligations — 4.1%
$1,000	New York City, 0.00%, 8/1/08	$935,260
1,000	New York City, 0.00%, 8/1/08	935,260
1,200	New York City, 5.00%, 3/1/19	1,279,308
1,000	New York City, 5.00%, 6/1/22	1,060,950
		$4,210,778
Health Care-Miscellaneous — 0.6%
$175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$189,002

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	$408,888
		$597,890
Hospital — 4.2%
$435	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$457,550
480	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	483,408
200	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	209,688
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,056,380
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	210,158
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	522,195
500	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	509,630
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	811,170
		$4,260,179
Housing — 2.5%
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$2,070,080
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	511,160
		$2,581,240
Industrial Development Revenue — 5.2%
$1,000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,047,810
1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,143,000
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,353,887
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	265,060
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,502,535
		$5,312,292
Insured-Education — 9.4%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,082,030

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	$1,118,720
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,602,285
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,157,890
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,238,245
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,163,250
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,101,140
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,081,100
		$9,544,660
Insured-Electric Utilities — 7.0%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/17	$1,095,630
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	360,185
2,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,846,875
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,412,387
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,420,550
		$7,135,627
Insured-Escrowed / Prerefunded — 5.9%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$517,145
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,324,806
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,046,470
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,335,079
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	474,966
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	282,290
		$5,980,756

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 8.4%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,179,612
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	531,815
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,204,620
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,647,390
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,188,290
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,772,488
		$8,524,215
Insured-Hospital — 2.3%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,819,264
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	540,275
		$2,359,539
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,077,900
		$1,077,900
Insured-Other Revenue — 1.1%
$1,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/18	$1,095,290
		$1,095,290
Insured-Special Tax Revenue — 8.1%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,775,970
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(1)	2,305,940
3,540	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	4,095,072
		$8,176,982
Insured-Transportation — 8.3%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,154,960
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,116,470

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 7.60%, 1/1/17(2)(3)	$641,475
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,142,710
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,091,832
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,221,555
		$8,369,002
Lease Revenue / Certificates of Participation — 3.1%
$1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	$1,073,730
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,033,520
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,068,380
		$3,175,630
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$812,033
		$812,033
Senior Living / Life Care — 0.7%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(4)	$276,715
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	412,872
		$689,587
Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$769,845
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,112,900
		$2,882,745
Special Tax Revenue — 7.9%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,212,527
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,021,830
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	542,255

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$830	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	$853,788
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,078,520
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,301,320
		$8,010,240
Transportation — 1.1%
$1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	$1,081,260
		$1,081,260
Water and Sewer — 4.7%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,038,480
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,082,690
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	542,220
1,000	New York State Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,076,890
		$4,740,280
Total Tax-Exempt Investments (identified cost $95,064,880)		$99,186,566
Short-Term Investments — 1.0%
Principal Amount (000's omitted)	Security	Value
$1,000	New York City Transitional Finance Authority, (Future Tax), Variable Rate, 3.80%, 11/1/22	$1,000,000
Total Short-Term Investments (at amortized cost, $1,000,000)		$1,000,000
Total Investments — 98.8% (identified cost $96,064,880)		$100,186,566
Other Assets, Less Liabilities — 1.2%		$1,211,411
Net Assets — 100.0%		$101,397,977

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 52.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 16.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $641,475 or 0.6% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security is in default and making only partial interest payments.

(5)  Security is in bankruptcy, but continues to make full interest payments.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,486
		$98,486
Education — 5.5%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$538,755
500	Ohio State University General Receipts, 5.25%, 12/1/17	540,240
		$1,078,995
Escrowed / Prerefunded — 2.3%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$262,017
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	183,632
		$445,649
General Obligations — 4.8%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$106,807
500	Hamilton School District, 6.15%, 12/1/15	588,340
250	Ohio, 0.00%, 8/1/08	234,010
		$929,157
Hospital — 7.4%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$562,905
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	538,725
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	260,722
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	92,921
		$1,455,273
Housing — 1.3%
$250	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$255,722
		$255,722

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.0%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$520,445
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	334,300
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	513,480
		$1,368,225
Insured-Education — 4.1%
$750	Cleveland-Cuyahoga County, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$798,157
		$798,157
Insured-General Obligations — 28.4%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$213,564
250	Athens School District, (FSA), 5.45%, 12/1/10	268,627
250	Cincinnati City School District, (FGIC), 5.00%, 12/1/16	274,150
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	218,294
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	235,649
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	252,025
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	728,260
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	144,156
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	760,860
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	643,986
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	548,905
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	719,922
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	537,676
		$5,546,074
Insured-Hospital — 2.8%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$543,070
		$543,070
Insured-Industrial Development Revenue — 2.9%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$556,495
		$556,495

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue — 2.7%
$500	Ohio Higher Educational Facilities Commission, (Xavier University), (CIFG), 5.00%, 5/1/22	$533,935
		$533,935
Insured-Lease Revenue / Certificates of Participation — 2.8%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$543,280
		$543,280
Insured-Other Revenue — 2.9%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$569,930
		$569,930
Insured-Special Tax Revenue — 1.5%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$289,200
		$289,200
Insured-Transportation — 6.0%
$300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	$316,122
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	861,248
		$1,177,370
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$514,069
		$514,069
Lease Revenue / Certificates of Participation — 5.3%
$750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	$822,885
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	210,108
		$1,032,993
Pooled Loans — 5.5%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$257,508
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	305,679
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	261,000
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	103,990

Principal Amount (000's omitted)	Security	Value
Pooled Loans (continued)
$145	Toledo Lucas County, Port Authority, (Northwest Ohio Bond Fund), 5.10%, 5/15/12	$148,384
		$1,076,561
Water and Sewer — 2.8%
$500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	$552,425
		$552,425
Total Tax-Exempt Investments — 99.1% (identified cost $18,354,506)		$19,365,066
Other Assets, Less Liabilities — 0.9%		$174,698
Net Assets — 100.0%		$19,539,764

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 57.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 20.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.7%
$520	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$548,974
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	351,092
		$900,066
Education — 4.5%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,452,109
		$2,452,109
Electric Utilities — 0.8%
$400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$423,372
		$423,372
Escrowed / Prerefunded — 2.4%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$278,350
985	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,022,075
		$1,300,425
General Obligations — 2.0%
$1,000	Delaware County, 5.00%, 10/1/21	$1,076,170
		$1,076,170
Hospital — 3.1%
$80	Hazleton, Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	$79,875
200	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	212,382
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	553,700
800	Washington County, Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	835,120
		$1,681,077

Principal Amount (000's omitted)	Security	Value
Housing — 2.5%
$1,335	Allegheny County, Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,350,606
		$1,350,606
Industrial Development Revenue — 4.1%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$723,058
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	751,267
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	766,777
		$2,241,102
Insured-Cogeneration — 2.5%
$1,300	Pennsylvania Economic Development Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,335,542
		$1,335,542
Insured-Education — 6.6%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,170,580
1,100	Lycoming County, College Authority, (Pennsylvania College of Technology ), (AMBAC), 5.125%, 5/1/22	1,167,045
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	256,972
		$3,594,597
Insured-Electric Utilities — 8.4%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,600,575
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,412,388
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,556,923
		$4,569,886
Insured-Escrowed / Prerefunded — 18.3%
$2,000	Ephrata, Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	$2,155,260
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	538,965
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,077,410
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,093,110

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	$1,082,020
1,000	Spring-Ford, Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,064,840
5,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,946,100
		$9,957,705
Insured-General Obligations — 20.3%
$1,020	Cornwall Lebanon, School District, (FSA), 0.00%, 3/15/16 (1)	$696,446
1,000	Council Rock, School District, (MBIA), 5.00%, 11/15/19	1,056,580
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,321,275
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,303,308
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,124,393
1,000	Palmyra, Area School District, (FGIC), 5.00%, 5/1/17	1,060,660
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,295,200
1,000	Reading, School District, (FGIC), 0.00%, 1/15/12	818,450
1,250	Sto-Rox, School District, (FGIC), 5.125%, 12/15/22	1,323,325
		$10,999,637
Insured-Hospital — 1.0%
$500	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$552,260
		$552,260
Insured-Special Tax Revenue — 1.7%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$362,968
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	578,400
		$941,368
Insured-Transportation — 12.3%
$1,000	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,061,010
590	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/12	641,961
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,289,260
1,000	Philadelphia, Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,031,830
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,130,720
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	522,360
		$6,677,141

Principal Amount (000's omitted)	Security	Value
Insured-Utility — 2.0%
$1,000	Philadelphia, Gas Works Revenue, (FSA), 5.25%, 8/1/17	$1,077,380
		$1,077,380
Insured-Water and Sewer — 2.9%
$1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$1,597,890
		$1,597,890
Senior Living / Life Care — 2.5%
$500	Bucks County Industrial Development Authority, (Pennswood), 5.80%, 10/1/20	$530,340
390	Cliff House Trust (AMT), 6.625%, 6/1/27(2)	275,219
335	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	349,221
185	Lancaster County, Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	195,935
		$1,350,715
Transportation — 0.6%
$325	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$327,074
		$327,074
Total Tax-Exempt Investments — 100.2% (identified cost $51,647,081)		$54,406,122
Other Assets, Less Liabilities — (0.2)%		$(100,280)
Net Assets — 100.0%		$54,305,842

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 75.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.5% to 24.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security in default with respect to principal payments.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 2006

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$34,246,626	$48,876,763	$63,611,446	$40,227,606
Unrealized appreciation	1,630,105	2,240,571	2,913,241	2,344,129
Investments, at value	$35,876,731	$51,117,334	$66,524,687	$42,571,735
Cash	$—	$—	$762,490	$—
Receivable for investments sold	10,000	231,719	—	—
Receivable for Fund shares sold	1,751,862	11,571	74,832	28,406
Interest receivable	416,432	821,659	836,290	500,743
Receivable for daily variation margin on open financial futures contracts	—	5,063	3,844	4,219
Prepaid expenses	—	1,751	—	—
Total assets	$38,055,025	$52,189,097	$68,202,143	$43,105,103
Liabilities
Payable for Fund shares redeemed	$10	$135,086	$42,722	$61,607
Demand note payable	—	100,000	—	400,000
Dividends payable	53,264	74,534	95,171	62,582
Due to custodian	87,818	79,738	—	10,716
Payable to affiliate for Trustees' fees	23	204	219	13
Payable to affiliate for investment advisory fees	12,914	18,880	24,370	16,992
Payable to affiliate for distribution and service fees	15,109	27,363	36,248	19,058
Accrued expenses	25,098	30,408	38,696	32,782
Total liabilities	$194,236	$466,213	$237,426	$603,750
Net assets	$37,860,789	$51,722,884	$67,964,717	$42,501,353
Sources of Net Assets
Paid-in capital	$36,940,287	$50,917,610	$67,512,796	$41,400,334
Accumulated net realized loss (computed on the basis of identified cost)	(609,423)	(1,258,085)	(2,348,424)	(1,177,693)
Accumulated undistributed net investment income	16,453	28,446	28,016	94,679
Net unrealized appreciation (computed on the basis of identified cost)	1,513,472	2,034,913	2,772,329	2,184,033
Net assets	$37,860,789	$51,722,884	$67,964,717	$42,501,353
Class A Shares
Net Assets	$35,277,242	$34,630,023	$45,457,751	$37,964,286
Shares Outstanding	3,386,086	3,358,179	4,440,291	3,701,253
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.31	$10.24	$10.26
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.66	$10.55	$10.48	$10.50
Class B Shares
Net Assets	$2,112,299	$4,772,081	$5,773,747	$4,536,051
Shares Outstanding	203,354	462,666	564,339	442,256
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.39	$10.31	$10.23	$10.26
Class C Shares
Net Assets	$471,248	$12,320,780	$16,733,219	$1,016
Shares Outstanding	46,812	1,265,366	1,706,356	99
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.07	$9.74	$9.81	$10.26

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$96,064,880	$18,354,506	$51,647,081
Unrealized appreciation	4,121,686	1,010,560	2,759,041
Investments, at value	$100,186,566	$19,365,066	$54,406,122
Cash	$109,309	$284,979	$—
Receivable for Fund shares sold	130,233	5	42,806
Interest receivable	1,338,799	249,749	653,832
Receivable for daily variation margin on open financial futures contracts	8,813	2,344	3,750
Total assets	$101,773,720	$19,902,143	$55,106,510
Liabilities
Payable for investments purchased	$—	$273,965	$—
Payable for Fund shares redeemed	99,722	22,113	899
Demand note payable	—	—	600,000
Dividends payable	142,733	28,740	78,047
Due to custodian	—	—	34,973
Payable to affiliate for Trustees' fees	75	—	309
Payable to affiliate for investment advisory fees	35,824	7,031	19,986
Payable to affiliate for distribution and service fees	50,269	7,687	30,110
Accrued expenses	47,120	22,843	36,344
Total liabilities	$375,743	$362,379	$800,668
Net assets	$101,397,977	$19,539,764	$54,305,842
Sources of Net Assets
Paid-in capital	$99,738,518	$19,491,198	$53,409,069
Accumulated net realized loss (computed on the basis of identified cost)	(2,139,383)	(929,274)	(1,583,064)
Accumulated undistributed (distributions in excess of) net investment income	(49,252)	3,896	(48,225)
Net unrealized appreciation (computed on the basis of identified cost)	3,848,094	973,944	2,528,062
Net assets	$101,397,977	$19,539,764	$54,305,842
Class A Shares
Net Assets	$70,408,279	$18,845,006	$33,309,432
Shares Outstanding	6,622,654	1,936,480	3,202,726
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.63	$9.73	$10.40
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.87	$9.95	$10.64
Class B Shares
Net Assets	$6,929,048	$693,738	$5,695,489
Shares Outstanding	652,160	71,377	547,567
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.62	$9.72	$10.40
Class C Shares
Net Assets	$24,060,650	$1,020	$15,300,921
Shares Outstanding	2,380,414	105	1,551,630
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.11	$9.71	$9.86

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended September 30, 2006

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$826,291	$1,257,624	$1,601,367	$1,040,838
Total investment income	$826,291	$1,257,624	$1,601,367	$1,040,838
Expenses
Investment adviser fee	$78,531	$117,605	$154,877	$95,137
Trustee fees and expenses	869	3,549	3,564	859
Distribution and service fees
Class A	24,992	26,638	35,115	28,252
Class B	11,334	24,209	30,869	23,587
Class C	863	57,378	80,045	1
Legal and accounting services	19,304	23,568	19,949	17,490
Printing and postage	3,545	5,075	6,490	5,945
Custodian fee	18,891	21,064	48,963	20,577
Transfer and dividend disbursing agent fees	6,541	10,502	17,260	11,394
Registration fees	549	2,368	2,723	1,080
Miscellaneous	8,497	12,004	10,878	9,093
Total expenses	$173,916	$303,960	$410,733	$213,415
Deduct —
Reduction of custodian fee	$4,526	$3,354	$27,290	$5,927
Total expense reductions	$4,526	$3,354	$27,290	$5,927
Net expenses	$169,390	$300,606	$383,443	$207,488
Net investment income	$656,901	$957,018	$1,217,924	$833,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(61,654)	$(35,381)	$100,695	$26,542
Financial futures contracts	205,991	325,844	168,776	201,699
Net realized gain	$144,337	$290,463	$269,471	$228,241
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$568,160	$668,646	$928,232	$752,482
Financial futures contracts	(415,836)	(549,455)	(343,857)	(404,673)
Net change in unrealized appreciation (depreciation)	$152,324	$119,191	$584,375	$347,809
Net realized and unrealized gain	$296,661	$409,654	$853,846	$576,050
Net increase in net assets from operations	$953,562	$1,366,672	$2,071,770	$1,409,400

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended September 30, 2006

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$2,213,027	$430,824	$1,320,220
Total investment income	$2,213,027	$430,824	$1,320,220
Expenses
Investment adviser fee	$211,007	$40,745	$123,102
Trustee fees and expenses	3,419	85	3,653
Distribution and service fees
Class A	47,707	13,392	25,484
Class B	36,538	3,534	28,932
Class C	114,307	2	70,075
Legal and accounting services	24,088	14,900	20,842
Printing and postage	10,280	2,745	6,405
Custodian fee	34,746	11,930	22,913
Transfer and dividend disbursing agent fees	25,700	4,333	16,460
Registration fees	1,464	716	915
Miscellaneous	15,989	5,676	13,179
Total expenses	$525,245	$98,058	$331,960
Deduct —
Reduction of custodian fee	$7,438	$3,611	$2,388
Total expense reductions	$7,438	$3,611	$2,388
Net expenses	$517,807	$94,447	$329,572
Net investment income	$1,695,220	$336,377	$990,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$30,890	$(19,588)	$64,658
Financial futures contracts	259,318	47,596	249,773
Net realized gain	$290,208	$28,008	$314,431
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,742,174	$281,854	$911,201
Financial futures contracts	(604,639)	(84,130)	(551,128)
Net change in unrealized appreciation (depreciation)	$1,137,535	$197,724	$360,073
Net realized and unrealized gain	$1,427,743	$225,732	$674,504
Net increase in net assets from operations	$3,122,963	$562,109	$1,665,152

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Changes in Net Assets

For the Six Months Ended September 30, 2006

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$656,901	$957,018	$1,217,924	$833,350
Net realized gain from investment transactions and financial futures contracts	144,337	290,463	269,471	228,241
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	152,324	119,191	584,375	347,809
Net increase in net assets from operations	$953,562	$1,366,672	$2,071,770	$1,409,400
Distributions to shareholders —
From net investment income
Class A	$(611,583)	$(667,874)	$(863,919)	$(696,269)
Class B	(36,720)	(80,745)	(100,485)	(77,096)
Class C	(2,622)	(191,742)	(261,226)	(5)
Total distributions to shareholders	$(650,925)	$(940,361)	$(1,225,630)	$(773,370)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,361,091	$818,029	$3,365,794	$1,050,961
Class B	132,427	12,186	171,088	236,361
Class C	445,000	442,037	450,801	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	376,310	298,932	485,602	460,637
Class B	17,544	46,802	57,383	45,437
Class C	331	57,319	159,468	4
Cost of shares redeemed
Class A	(3,947,819)	(3,625,892)	(7,333,686)	(2,509,212)
Class B	(366,664)	(462,877)	(795,149)	(491,546)
Class C	—	(1,745,386)	(3,984,932)	—
Net asset value of shares exchanged
Class A	378,597	790,093	972,331	1,316,344
Class B	(378,597)	(790,093)	(972,331)	(1,316,344)
Net increase (decrease) in net assets from Fund share transactions	$1,018,220	$(4,158,850)	$(7,423,631)	$(1,206,358)
Net increase (decrease) in net assets	$1,320,857	$(3,732,539)	$(6,577,491)	$(570,328)
Net Assets
At beginning of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
At end of year	$37,860,789	$51,722,884	$67,964,717	$42,501,353
Accumulated undistributed net investment income included in net assets
At end of year	$16,453	$28,446	$28,016	$94,679

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Changes in Net Assets

For the Six Months Ended September 30, 2006

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,695,220	$336,377	$990,648
Net realized gain from investment transactions and financial futures contracts	290,208	28,008	314,431
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,137,535	197,724	360,073
Net increase in net assets from operations	$3,122,963	$562,109	$1,665,152
Distributions to shareholders —
From net investment income
Class A	$(1,184,548)	$(324,813)	$(650,551)
Class B	(121,234)	(11,339)	(98,969)
Class C	(379,270)	(5)	(239,572)
Total distributions to shareholders	$(1,685,052)	$(336,157)	$(989,092)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,523,094	$2,179,242	$945,270
Class B	348,141	20,603	171,001
Class C	1,084,731	1,000	1,106,855
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	811,408	147,151	362,000
Class B	76,035	7,942	50,873
Class C	219,410	4	107,648
Cost of shares redeemed
Class A	(5,851,382)	(1,155,107)	(3,885,781)
Class B	(1,175,977)	(53,354)	(680,173)
Class C	(4,076,049)	—	(1,995,853)
Net asset value of shares exchanged
Class A	1,401,859	169,153	884,858
Class B	(1,401,859)	(169,153)	(884,858)
Net increase (decrease) in net assets from Fund share transactions	$4,959,411	$1,147,481	$(3,818,160)
Net increase (decrease) in net assets	$6,397,322	$1,373,433	$(3,142,100)
Net Assets
At beginning of year	$95,000,655	$18,166,331	$57,447,942
At end of year	$101,397,977	$19,539,764	$54,305,842
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(49,252)	$3,896	$(48,225)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,313,704	$2,198,388	$2,645,703	$1,745,968
Net realized gain (loss) from investment transactions and financial futures contracts	(30,968)	261,083	(127,909)	381,948
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	136,553	(198,603)	(306,210)	(383,135)
Net increase in net assets from operations	$1,419,289	$2,260,868	$2,211,584	$1,744,781
Distributions to shareholders —
From net investment income
Class A	$(1,205,197)	$(1,511,016)	$(1,662,282)	$(1,483,036)
Class B	(91,680)	(208,177)	(254,837)	(222,516)
Class C	(876)	(449,247)	(689,434)	—
Total distributions to shareholders	$(1,297,753)	$(2,168,440)	$(2,606,553)	$(1,705,552)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,101,027	$10,579,762	$8,869,245	$3,501,552
Class B	114,396	96,659	455,124	400,508
Class C	42,286	2,856,375	3,512,579	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	658,605	636,832	959,797	1,017,873
Class B	41,407	115,566	160,990	120,670
Class C	344	134,511	431,607	—
Cost of shares redeemed
Class A	(12,117,746)	(21,089,408)	(13,044,035)	(12,499,237)
Class B	(793,102)	(1,495,889)	(1,725,834)	(1,784,118)
Class C	(29,956)	(7,019,123)	(11,523,171)	—
Net asset value of shares exchanged
Class A	527,744	1,168,153	1,969,640	1,605,620
Class B	(527,744)	(1,168,153)	(1,969,640)	(1,605,620)
Net increase (decrease) in net assets from Fund share transactions	$1,017,261	$(15,184,715)	$(11,903,698)	$(9,242,752)
Net increase (decrease) in net assets	$1,138,797	$(15,092,287)	$(12,298,667)	$(9,203,523)
Net Assets
At beginning of year	$35,401,135	$70,547,710	$86,840,875	$52,275,204
At end of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
Accumulated undistributed net investment income included in net assets
At end of year	$10,477	$11,789	$35,722	$33,756

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,690,524	$658,069	$2,059,822
Net realized gain (loss) from investment transactions and financial futures contracts	111,051	(36,914)	87,363
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(732,241)	(173,682)	(114,588)
Net increase in net assets from operations	$3,069,334	$447,473	$2,032,597
Distributions to shareholders —
From net investment income
Class A	$(2,436,745)	$(633,997)	$(1,334,021)
Class B	(330,703)	(54,800)	(244,175)
Class C	(923,016)	—	(514,636)
Total distributions to shareholders	$(3,690,464)	$(688,797)	$(2,092,832)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,259,196	$2,232,846	$5,177,168
Class B	1,060,022	87,374	408,960
Class C	3,603,186	—	3,243,099
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,681,684	384,295	690,668
Class B	197,996	25,624	125,914
Class C	513,861	—	232,148
Cost of shares redeemed
Class A	(22,432,321)	(2,440,770)	(5,883,315)
Class B	(2,129,547)	(823,422)	(1,486,580)
Class C	(14,329,294)	—	(4,237,377)
Net asset value of shares exchanged
Class A	2,615,082	552,378	1,045,971
Class B	(2,615,082)	(552,378)	(1,045,971)
Net decrease in net assets from Fund share transactions	$(16,575,217)	$(534,053)	$(1,729,315)
Net decrease in net assets	$(17,196,347)	$(775,377)	$(1,789,550)
Net Assets
At beginning of year	$112,197,002	$18,941,708	$59,237,492
At end of year	$95,000,655	$18,166,331	$57,447,942
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(59,420)	$3,676	$(49,781)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.330		$10.290	$10.560		$10.540		$10.100		$10.260
Income (loss) from operations
Net investment income	$0.192		$0.377	$0.377		$0.394		$0.414		$0.430
Net realized and unrealized gain (loss)	0.089		0.036	(0.274)		0.016		0.436		(0.160)
Total income from operations	$0.281		$0.413	$0.103		$0.410		$0.850		$0.270
Less distributions
From net investment income	$(0.191)		$(0.373)	$(0.373)		$(0.390)		$(0.410)		$(0.430)
Total distributions	$(0.191)		$(0.373)	$(0.373)		$(0.390)		$(0.410)		$(0.430)
Net asset value — End of period	$10.420		$10.330	$10.290		$10.560		$10.540		$10.100
Total Return(3)	2.75%		4.06%	0.99%		3.92%		8.56%		2.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,277		$33,830	$31,555		$29,957		$26,750		$20,747
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.91	%(4)	0.86%	0.90	%(5)	0.88	%(5)	0.96	%(5)	1.02	%(5)
Expenses after custodian fee reduction	0.88	%(4)	0.84%	0.89	%(5)	0.88	%(5)	0.94	%(5)	1.00	%(5)
Net investment income	3.70	%(4)	3.64%	3.62%		3.73%		3.97%		4.19%
Portfolio Turnover of the Portfolio(6)	—		—	13%		27%		7%		9%
Portfolio Turnover of the Fund	19%		28%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.300		$10.260	$10.520		$10.500		$10.070		$10.260
Income (loss) from operations
Net investment income	$0.153		$0.298	$0.301		$0.313		$0.333		$0.353
Net realized and unrealized gain (loss)	0.088		0.035	(0.268)		0.017		0.432		(0.185)
Total income from operations	$0.241		$0.333	$0.033		$0.330		$0.765		$0.168
Less distributions
From net investment income	$(0.151)		$(0.293)	$(0.293)		$(0.310)		$(0.335)		$(0.358)
Total distributions	$(0.151)		$(0.293)	$(0.293)		$(0.310)		$(0.335)		$(0.358)
Net asset value — End of period	$10.390		$10.300	$10.260		$10.520		$10.500		$10.070
Total Return(3)	2.36%		3.28%	0.31%		3.16%		7.71%		1.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,112		$2,687	$3,837		$5,844		$5,107		$1,723
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.66	%(4)	1.61%	1.65	%(5)	1.63	%(5)	1.71	%(5)	1.77	%(5)
Expenses after custodian fee reduction	1.63	%(4)	1.59%	1.64	%(5)	1.63	%(5)	1.69	%(5)	1.75	%(5)
Net investment income	2.96	%(4)	2.89%	2.90%		2.97%		3.19%		3.44%
Portfolio Turnover of the Portfolio(6)	—		—	13%		27%		7%		9%
Portfolio Turnover of the Fund	19%		28%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)(2)
Net asset value — Beginning of period	$9.980		$9.950	$10.000
Income (loss) from operations
Net investment income	$0.132		$0.282	$0.002
Net realized and unrealized gain (loss)	0.104		0.034	(0.052)
Total income (loss) from operations	$0.236		$0.316	$(0.050)
Less distributions
From net investment income	$(0.146)		$(0.286)	$—
Total distributions	$(0.146)		$(0.286)	$—
Net asset value — End of period	$10.070		$9.980	$9.950
Total Return(3)	2.39%		3.15%	(0.01)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$471		$22	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(4)	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.63	%(4)	1.59%	—
Net investment income	2.63	%(4)	2.83%	0.00	%(4)(5)
Portfolio Turnover of the Fund	19%		28%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, March 23, 2005 to March 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Represents less than 0.01%.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.230		$10.230	$10.500		$10.480		$10.050		$10.130
Income (loss) from operations
Net investment income	$0.196		$0.385	$0.387		$0.396		$0.420		$0.449
Net realized and unrealized gain (loss)	0.077		(0.005)	(0.277)		0.018		0.425		(0.077)
Total income from operations	$0.273		$0.380	$0.110		$0.414		$0.845		$0.372
Less distributions
From net investment income	$(0.193)		$(0.380)	$(0.380)		$(0.394)		$(0.415)		$(0.452)
Total distributions	$(0.193)		$(0.380)	$(0.380)		$(0.394)		$(0.415)		$(0.452)
Net asset value — End of period	$10.310		$10.230	$10.230		$10.500		$10.480		$10.050
Total Return(3)	2.70%		3.76%	1.06%		3.99%		8.59%		3.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$34,630		$36,064	$44,720		$45,088		$47,033		$33,611
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88	%(4)	0.85%	0.82	%(5)	0.82	%(5)	0.84	%(5)	0.94	%(5)
Expenses after custodian fee reduction	0.87	%(4)	0.84%	0.81	%(5)	0.82	%(5)	0.81	%(5)	0.91	%(5)
Net investment income	3.82	%(4)	3.74%	3.74%		3.76%		4.07%		4.42%
Portfolio Turnover of the Portfolio(6)	—		—	8%		13%		23%		15%
Portfolio Turnover of the Fund	11%		23%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.230		$10.230	$10.500		$10.480		$10.050		$10.130
Income (loss) from operations
Net investment income	$0.158		$0.307	$0.310		$0.316		$0.340		$0.377
Net realized and unrealized gain (loss)	0.076		(0.007)	(0.280)		0.018		0.433		(0.077)
Total income from operations	$0.234		$0.300	$0.030		$0.334		$0.773		$0.300
Less distributions
From net investment income	$(0.154)		$(0.300)	$(0.300)		$(0.314)		$(0.343)		$(0.380)
Total distributions	$(0.154)		$(0.300)	$(0.300)		$(0.314)		$(0.343)		$(0.380)
Net asset value — End of period	$10.310		$10.230	$10.230		$10.500		$10.480		$10.050
Total Return(3)	2.31%		2.96%	0.28%		3.22%		7.84%		2.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,772		$5,925	$8,361		$8,944		$8,217		$2,621
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(4)	1.60%	1.57	%(5)	1.57	%(5)	1.59	%(5)	1.69	%(5)
Expenses after custodian fee reduction	1.62	%(4)	1.59%	1.56	%(5)	1.57	%(5)	1.56	%(5)	1.66	%(5)
Net investment income	3.07	%(4)	2.98%	3.00%		3.01%		3.28%		3.72%
Portfolio Turnover of the Portfolio(6)	—		—	8%		13%		23%		15%
Portfolio Turnover of the Fund	11%		23%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.660		$9.650	$9.910		$9.890		$9.490		$9.570
Income (loss) from operations
Net investment income	$0.149		$0.291	$0.293		$0.298		$0.319		$0.348
Net realized and unrealized gain (loss)	0.077		0.004	(0.268)		0.021		0.404		(0.068)
Total income from operations	$0.226		$0.295	$0.025		$0.319		$0.723		$0.280
Less distributions
From net investment income	$(0.146)		$(0.285)	$(0.285)		$(0.299)		$(0.323)		$(0.360)
Total distributions	$(0.146)		$(0.285)	$(0.285)		$(0.299)		$(0.323)		$(0.360)
Net asset value — End of period	$9.740		$9.660	$9.650		$9.910		$9.890		$9.490
Total Return(3)	2.36%		3.07%	0.19	%(4)	3.24%		7.76%		2.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,321		$13,466	$17,467		$19,226		$12,883		$4,322
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(5)	1.60%	1.57	%(6)	1.57	%(6)	1.59	%(6)	1.69	%(6)
Expenses after custodian fee reduction	1.62	%(5)	1.59%	1.56	%(6)	1.57	%(6)	1.56	%(6)	1.66	%(6)
Net investment income	3.07	%(5)	2.99%	3.00%		3.00%		3.26%		3.63%
Portfolio Turnover of the Portfolio(7)	—		—	8%		13%		23%		15%
Portfolio Turnover of the Fund	11%		23%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.110		$10.180	$10.460		$10.450		$9.980		$10.110
Income (loss) from operations
Net investment income	$0.186		$0.367	$0.370		$0.384		$0.413		$0.443
Net realized and unrealized gain (loss)	0.132		(0.074)	(0.287)		0.013		0.483		(0.124)
Total income from operations	$0.318		$0.293	$0.083		$0.397		$0.896		$0.319
Less distributions
From net investment income	$(0.188)		$(0.363)	$(0.363)		$(0.387)		$(0.426)		$(0.449)
Total distributions	$(0.188)		$(0.363)	$(0.363)		$(0.387)		$(0.426)		$(0.449)
Net asset value — End of period	$10.240		$10.110	$10.180		$10.460		$10.450		$9.980
Total Return(3)	3.18%		2.90%	0.79%		3.84%		9.17%		3.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,458		$47,407	$48,901		$47,567		$47,321		$33,848
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89	%(4)	0.82%	0.82	%(5)	0.80	%(5)	0.85	%(5)	0.94	%(5)
Expenses after custodian fee reduction	0.81	%(4)	0.81%	0.81	%(5)	0.80	%(5)	0.83	%(5)	0.91	%(5)
Net investment income	3.67	%(4)	3.59%	3.59%		3.66%		4.01%		4.37%
Portfolio Turnover of the Portfolio(6)	—		—	13%		12%		22%		8%
Portfolio Turnover of the Fund	6%		7%	7%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.110		$10.170	$10.450		$10.430		$9.970		$10.110
Income (loss) from operations
Net investment income	$0.148		$0.289	$0.292		$0.304		$0.331		$0.364
Net realized and unrealized gain (loss)	0.121		(0.066)	(0.289)		0.022		0.475		(0.135)
Total income from operations	$0.269		$0.223	$0.003		$0.326		$0.806		$0.229
Less distributions
From net investment income	$(0.149)		$(0.283)	$(0.283)		$(0.306)		$(0.346)		$(0.369)
Total distributions	$(0.149)		$(0.283)	$(0.283)		$(0.306)		$(0.346)		$(0.369)
Net asset value — End of period	$10.230		$10.110	$10.170		$10.450		$10.430		$9.970
Total Return(3)	2.69%		2.20%	0.02%		3.16%		8.23%		2.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,774		$7,234	$10,350		$10,818		$9,127		$3,969
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(4)	1.57%	1.57	%(5)	1.55	%(5)	1.60	%(5)	1.69	%(5)
Expenses after custodian fee reduction	1.57	%(4)	1.56%	1.56	%(5)	1.55	%(5)	1.58	%(5)	1.66	%(5)
Net investment income	2.92	%(4)	2.83%	2.83%		2.91%		3.22%		3.59%
Portfolio Turnover of the Portfolio(6)	—		—	13%		12%		22%		8%
Portfolio Turnover of the Fund	6%		7%	7%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.690		$9.740	$10.020		$10.010		$9.560		$9.680
Income (loss) from operations
Net investment income	$0.142		$0.278	$0.280		$0.289		$0.316		$0.348
Net realized and unrealized gain (loss)	0.121		(0.057)	(0.287)		0.017		0.465		(0.114)
Total income (loss) from operations	$0.263		$0.221	$(0.007)		$0.306		$0.781		$0.234
Less distributions
From net investment income	$(0.143)		$(0.271)	$(0.273)		$(0.296)		$(0.331)		$(0.354)
Total distributions	$(0.143)		$(0.271)	$(0.273)		$(0.296)		$(0.331)		$(0.354)
Net asset value — End of period	$9.810		$9.690	$9.740		$10.020		$10.010		$9.560
Total Return(3)	2.74%		2.28%	(0.14	)%(4)	3.09%		8.32%		2.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,733		$19,901	$27,589		$28,195		$15,231		$5,632
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(5)	1.57%	1.57	%(6)	1.55	%(6)	1.60	%(6)	1.69	%(6)
Expenses after custodian fee reduction	1.57	%(5)	1.56%	1.56	%(6)	1.55	%(6)	1.58	%(6)	1.66	%(6)
Net investment income	2.92	%(5)	2.84%	2.83%		2.88%		3.20%		3.58%
Portfolio Turnover of the Portfolio(7)	—		—	13%		12%		22%		8%
Portfolio Turnover of the Fund	6%		7%	7%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.110		$10.100	$10.360		$10.300		$10.000		$10.180
Income (loss) from operations
Net investment income	$0.202		$0.371	$0.366		$0.379		$0.427		$0.453
Net realized and unrealized gain (loss)	0.136		0.001	(0.266)		0.052		0.301		(0.169)
Total income from operations	$0.338		$0.372	$0.100		$0.431		$0.728		$0.284
Less distributions
From net investment income	$(0.188)		$(0.362)	$(0.360)		$(0.371)		$(0.428)		$(0.464)
Total distributions	$(0.188)		$(0.362)	$(0.360)		$(0.371)		$(0.428)		$(0.464)
Net asset value — End of period	$10.260		$10.110	$10.100		$10.360		$10.300		$10.000
Total Return(3)	3.38%		3.74%	0.98%		4.22%		7.45%		2.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$37,964		$37,080	$43,424		$46,192		$39,572		$34,898
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.90	%(4)	0.88%	0.87	%(5)	0.84	%(5)	0.90	%(5)	0.96	%(5)
Expenses after custodian fee reduction	0.88	%(4)	0.87%	0.86	%(5)	0.84	%(5)	0.89	%(5)	0.94	%(5)
Net investment income	3.98	%(4)	3.66%	3.59%		3.66%		4.17%		4.47%
Portfolio Turnover of the Portfolio(6)	—		—	11%		11%		25%		17%
Portfolio Turnover of the Fund	14%		25%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.100		$10.100	$10.350		$10.290		$9.990		$10.180
Income (loss) from operations
Net investment income	$0.163		$0.294	$0.290		$0.302		$0.343		$0.376
Net realized and unrealized gain (loss)	0.147		(0.009)	(0.260)		0.051		0.306		(0.182)
Total income from operations	$0.310		$0.285	$0.030		$0.353		$0.649		$0.194
Less distributions
From net investment income	$(0.150)		$(0.285)	$(0.280)		$(0.293)		$(0.349)		$(0.384)
Total distributions	$(0.150)		$(0.285)	$(0.280)		$(0.293)		$(0.349)		$(0.384)
Net asset value — End of period	$10.260		$10.100	$10.100		$10.350		$10.290		$9.990
Total Return(3)	3.10%		2.85%	0.30%		3.45%		6.63%		1.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,536		$5,992	$8,851		$10,211		$8,099		$3,152
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(4)	1.63%	1.62	%(5)	1.59	%(5)	1.65	%(5)	1.71	%(5)
Expenses after custodian fee reduction	1.63	%(4)	1.62%	1.61	%(5)	1.59	%(5)	1.64	%(5)	1.69	%(5)
Net investment income	3.21	%(4)	2.91%	2.84%		2.91%		3.35%		3.70%
Portfolio Turnover of the Portfolio(6)	—		—	11%		11%		25%		17%
Portfolio Turnover of the Fund	14%		25%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class C
	Period Ended September 30, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.110
Income (loss) from operations
Net investment income	$0.062
Net realized and unrealized gain	0.138
Total income from operations	$0.200
Less distributions
From net investment income	$(0.050)
Total distributions	$(0.050)
Net asset value — End of period	$10.260
Total Return(3)	1.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(4)
Expenses after custodian fee reduction	1.63	%(4)
Net investment income	3.61	%(4)
Portfolio Turnover	14	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period from April 1, 2006 to September 30, 2006.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.480		$10.540	$10.850		$10.770		$10.360		$10.550
Income (loss) from operations
Net investment income	$0.197		$0.388	$0.394		$0.400		$0.430		$0.460
Net realized and unrealized gain (loss)	0.150		(0.059)	(0.315)		0.081		0.415		(0.180)
Total income from operations	$0.347		$0.329	$0.079		$0.481		$0.845		$0.280
Less distributions
From net investment income	$(0.197)		$(0.389)	$(0.389)		$(0.401)		$(0.435)		$(0.470)
Total distributions	$(0.197)		$(0.389)	$(0.389)		$(0.401)		$(0.435)		$(0.470)
Net asset value — End of period	$10.630		$10.480	$10.540		$10.850		$10.770		$10.360
Total Return(3)	3.36%		3.15%	0.73%		4.51%		8.32%		2.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$70,408		$59,546	$62,843		$67,711		$60,721		$44,811
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83	%(4)	0.82%	0.80	%(5)	0.79	%(5)	0.83	%(5)	0.92	%(5)
Expenses after custodian fee reduction	0.81	%(4)	0.81%	0.80	%(5)	0.79	%(5)	0.81	%(5)	0.89	%(5)
Net investment income	3.74	%(4)	3.67%	3.69%		3.69%		4.03%		4.37%
Portfolio Turnover of the Portfolio(6)	—		—	7%		20%		18%		11%
Portfolio Turnover of the Fund	14%		22%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.470		$10.530	$10.840		$10.760		$10.340		$10.550
Income (loss) from operations
Net investment income	$0.159		$0.308	$0.314		$0.318		$0.346		$0.378
Net realized and unrealized gain (loss)	0.148		(0.061)	(0.317)		0.081		0.428		(0.198)
Total income (loss) from operations	$0.307		$0.247	$(0.003)		$0.399		$0.774		$0.180
Less distributions
From net investment income	$(0.157)		$(0.307)	$(0.307)		$(0.319)		$(0.354)		$(0.390)
Total distributions	$(0.157)		$(0.307)	$(0.307)		$(0.319)		$(0.354)		$(0.390)
Net asset value — End of period	$10.620		$10.470	$10.530		$10.840		$10.760		$10.340
Total Return(3)	2.97%		2.36%	(0.03)%		3.73%		7.61%		1.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,929		$8,978	$12,518		$15,389		$14,227		$4,822
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58	%(4)	1.57%	1.55	%(5)	1.54	%(5)	1.58	%(5)	1.67	%(5)
Expenses after custodian fee reduction	1.56	%(4)	1.56%	1.55	%(5)	1.54	%(5)	1.56	%(5)	1.64	%(5)
Net investment income	3.02	%(4)	2.92%	2.94%		2.93%		3.24%		3.59%
Portfolio Turnover of the Portfolio(6)	—		—	7%		20%		18%		11%
Portfolio Turnover of the Fund	14%		22%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.960		$10.020	$10.310		$10.230		$9.840		$10.010
Income (loss) from operations
Net investment income	$0.151		$0.294	$0.299		$0.301		$0.324		$0.356
Net realized and unrealized gain (loss)	0.149		(0.062)	(0.299)		0.081		0.401		(0.163)
Total income from operations	$0.300		$0.232	$—		$0.382		$0.725		$0.193
Less distributions
From net investment income	$(0.150)		$(0.292)	$(0.290)		$(0.302)		$(0.335)		$(0.363)
Total distributions	$(0.150)		$(0.292)	$(0.290)		$(0.302)		$(0.335)		$(0.363)
Net asset value — End of period	$10.110		$9.960	$10.020		$10.310		$10.230		$9.840
Total Return(3)	3.04%		2.32%	(0.07	)%(4)	3.76%		7.49%		1.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,061		$26,477	$36,837		$42,627		$27,781		$7,408
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58	%(5)	1.57%	1.55	%(6)	1.54	%(6)	1.58	%(6)	1.67	%(6)
Expenses after custodian fee reduction	1.56	%(5)	1.56%	1.55	%(6)	1.54	%(6)	1.56	%(6)	1.64	%(6)
Net investment income	3.01	%(5)	2.92%	2.94%		2.92%		3.19%		3.57%
Portfolio Turnover of the Portfolio(7)	—		—	7%		20%		18%		11%
Portfolio Turnover of the Fund	14%		22%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total returns reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.620		$9.740	$10.020		$10.010		$9.590		$9.760
Income (loss) from operations
Net investment income	$0.176		$0.346	$0.363		$0.361		$0.392		$0.394
Net realized and unrealized gain (loss)	0.109		0.104	(0.293)		0.014		0.410		(0.142)
Total income from operations	$0.285		$0.242	$0.070		$0.375		$0.802		$0.252
Less distributions
From net investment income	$(0.175)		$(0.362)	$(0.350)		$(0.365)		$(0.382)		$(0.422)
Total distributions	$(0.175)		$(0.362)	$(0.350)		$(0.365)		$(0.382)		$(0.422)
Net asset value — End of period	$9.730		$9.620	$9.740		$10.020		$10.010		$9.590
Total Return(3)	3.02%		2.50%	0.70%		3.80%		8.52%		2.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,845		$17,286	$16,783		$20,404		$18,313		$16,310
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.03	%(4)	1.04%	1.05	%(5)	0.99	%(5)	1.03	%(5)	1.14	%(5)
Expenses after custodian fee reduction	0.98	%(4)	1.02%	1.04	%(5)	0.99	%(5)	1.02	%(5)	1.11	%(5)
Net investment income	3.64	%(4)	3.55%	3.68%		3.61%		3.96%		4.05%
Portfolio Turnover of the Portfolio(6)	—		—	6%		28%		12%		19%
Portfolio Turnover of the Fund	8%		13%	7%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.610		$9.730	$10.010		$10.000		$9.590		$9.760
Income (loss) from operations
Net investment income	$0.140		$0.274	$0.289		$0.286		$0.314		$0.321
Net realized and unrealized gain (loss)	0.109		(0.109)	(0.294)		0.017		0.407		(0.139)
Total income (loss) from operations	$0.249		$0.165	$(0.005)		$0.303		$0.721		$0.182
Less distributions
From net investment income	$(0.139)		$(0.285)	$(0.275)		$(0.293)		$(0.311)		$(0.352)
Total distributions	$(0.139)		$(0.285)	$(0.275)		$(0.293)		$(0.311)		$(0.352)
Net asset value — End of period	$9.720		$9.610	$9.730		$10.010		$10.000		$9.590
Total Return(3)	2.63%		1.73%	(0.05)%		3.06%		7.64%		1.89%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$694		$880	$2,159		$2,623		$2,768		$1,390
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.78	%(4)	1.79%	1.80	%(5)	1.74	%(5)	1.78	%(5)	1.89	%(5)
Expenses after custodian fee reduction	1.73	%(4)	1.77%	1.79	%(5)	1.74	%(5)	1.77	%(5)	1.86	%(5)
Net investment income	2.91	%(4)	2.81%	2.94%		2.86%		3.17%		3.30%
Portfolio Turnover of the Portfolio(6)	—		—	6%		28%		12%		19%
Portfolio Turnover of the Fund	8%		13%	7%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class C
	Period Ended September 30, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$9.600
Income (loss) from operations
Net investment income	$0.046
Net realized and unrealized gain	0.110
Total income from operations	$0.156
Less distributions
From net investment income	$(0.046)
Total distributions	$(0.046)
Net asset value — End of period	$9.710
Total Return(3)	1.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.75	%(4)
Expenses after custodian fee reduction	1.70	%(4)
Net investment income	2.84	%(4)
Portfolio Turnover of the Fund	8	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period from April 1, 2006 to September 30, 2006.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.270		$10.280	$10.550		$10.470		$10.130		$10.270
Income (loss) from operations
Net investment income	$0.198		$0.394	$0.402		$0.406		$0.440		$0.453
Net realized and unrealized gain (loss)	0.129		(0.004)	(0.272)		0.084		0.349		(0.130)
Total income from operations	$0.327		$0.390	$0.130		$0.490		$0.789		$0.323
Less distributions
From net investment income	$(0.197)		$(0.400)	$(0.400)		$(0.410)		$(0.449)		$(0.463)
Total distributions	$(0.197)		$(0.400)	$(0.400)		$(0.410)		$(0.449)		$(0.463)
Net asset value — End of period	$10.400		$10.270	$10.280		$10.550		$10.470		$10.130
Total Return(3)	3.24%		3.84%	1.25%		4.72%		7.97%		3.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,309		$34,592	$33,611		$35,175		$33,580		$29,845
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89	%(4)	0.87%	0.88	%(5)	0.85	%(5)	0.89	%(5)	0.97	%(5)
Expenses after custodian fee reduction	0.88	%(4)	0.85%	0.87	%(5)	0.85	%(5)	0.87	%(5)	0.92	%(5)
Net investment income	3.84	%(4)	3.82%	3.86%		3.85%		4.24%		4.41%
Portfolio Turnover of the Portfolio(6)	—		—	0%		8%		3%		20%
Portfolio Turnover of the Fund	14%		22%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.270		$10.280	$10.550		$10.460		$10.120		$10.270
Income (loss) from operations
Net investment income	$0.159		$0.317	$0.323		$0.327		$0.355		$0.372
Net realized and unrealized gain (loss)	0.129		(0.005)	(0.273)		0.093		0.354		(0.138)
Total income from operations	$0.288		$0.312	$0.050		$0.420		$0.709		$0.234
Less distributions
From net investment income	$(0.158)		$(0.322)	$(0.320)		$(0.330)		$(0.369)		$(0.384)
Total distributions	$(0.158)		$(0.322)	$(0.320)		$(0.330)		$(0.369)		$(0.384)
Net asset value — End of period	$10.400		$10.270	$10.280		$10.550		$10.460		$10.120
Total Return(3)	2.85%		3.06%	0.48%		4.04%		7.14%		2.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,695		$6,962	$8,957		$10,273		$9,313		$2,643
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(4)	1.62%	1.63	%(5)	1.60	%(5)	1.64	%(5)	1.72	%(5)
Expenses after custodian fee reduction	1.63	%(4)	1.60%	1.62	%(5)	1.60	%(5)	1.62	%(5)	1.67	%(5)
Net investment income	3.09	%(4)	3.07%	3.11%		3.10%		3.42%		3.63%
Portfolio Turnover of the Portfolio(6)	—		—	0%		8%		3%		20%
Portfolio Turnover of the Fund	14%		22%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Six Months Ended September 30, 2006		Year Ended March 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.740		$9.750	$10.000		$9.910		$9.590		$9.720
Income (loss) from operations
Net investment income	$0.151		$0.300	$0.307		$0.308		$0.339		$0.354
Net realized and unrealized gain (loss)	0.119		(0.006)	(0.257)		0.091		0.330		(0.121)
Total income from operations	$0.270		$0.294	$0.050		$0.399		$0.669		$0.233
Less distributions
From net investment income	$(0.150)		$(0.304)	$(0.300)		$(0.309)		$(0.349)		$(0.363)
Total distributions	$(0.150)		$(0.304)	$(0.300)		$(0.309)		$(0.349)		$(0.363)
Net asset value — End of period	$9.860		$9.740	$9.750		$10.000		$9.910		$9.590
Total Return(3)	2.82%		3.05%	0.44	%(4)	4.06%		7.11%		2.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,301		$15,894	$16,670		$21,398		$15,188		$7,262
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(5)	1.62%	1.63	%(6)	1.60	%(6)	1.64	%(6)	1.72	%(6)
Expenses after custodian fee reduction	1.63	%(5)	1.60%	1.62	%(6)	1.60	%(6)	1.62	%(6)	1.67	%(6)
Net investment income	3.08	%(5)	3.07%	3.12%		3.08%		3.44%		3.64%
Portfolio Turnover of the Portfolio(7)	—		—	0%		8%		3%		20%
Portfolio Turnover of the Fund	14%		22%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, each non-diversified, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds seek to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes with limited principal fluctuation by investing primarily in investment grade municipal obligations. The Funds offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Limited Fund	$46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

Florida Limited Fund	52,567	March 31, 2009

	200,399	March 31, 2011

	995,128	March 31, 2013

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Amount	Expires
Massachusetts Limited Fund	$136,941	March 31, 2009

	35,096	March 31, 2010

	506,705	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

New Jersey Limited Fund	160,165	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited Fund	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

Ohio Limited Fund	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

Pennsylvania Limited Fund	35,625	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

Dividends paid by each Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  Interest Rate Swaps — The Funds may enter into interest rate swap agreements for risk management purposes and not as speculative investment. Pursuant to these agreements the Funds receive quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Funds make semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Funds are exposed to credit loss in the event of non-performance by the swap counterparty. The Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I    Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

N  Interim Financial Statements — The interim financial statements relating to September 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly.

Distributions of realized gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	420,541	1,266,350
Issued to shareholders electing to receive payments of distributions in Fund shares	36,425	63,680
Redemptions	(382,354)	(1,171,995)
Exchange from Class B shares	36,512	51,112
Net increase	111,124	209,147
	California Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	12,867	11,090
Issued to shareholders electing to receive payments of distributions in Fund shares	1,703	4,016
Redemptions	(35,529)	(76,886)
Exchange to Class A shares	(36,617)	(51,257)
Net decrease	(57,576)	(113,037)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	California Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	44,529	4,215
Issued to shareholders electing to receive payments of distributions in Fund shares	33	34
Redemptions	—	(2,999)
Net increase	44,562	1,250
	Florida Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	79,843	1,033,834
Issued to shareholders electing to receive payments of distributions in Fund shares	29,215	61,954
Redemptions	(354,168)	(2,056,171)
Exchange from Class B shares	77,177	113,445
Net decrease	(167,933)	(846,938)
	Florida Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	1,189	9,370
Issued to shareholders electing to receive payments of distributions in Fund shares	4,573	11,240
Redemptions	(45,168)	(145,580)
Exchange to Class A shares	(77,162)	(113,429)
Net decrease	(116,568)	(238,399)
	Florida Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	45,849	294,922
Issued to shareholders electing to receive payments of distributions in Fund shares	5,931	13,864
Redemptions	(180,862)	(723,746)
Net decrease	(129,082)	(414,960)

	Massachusetts Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	331,380	867,133
Issued to shareholders electing to receive payments of distributions in Fund shares	47,973	93,978
Redemptions	(721,834)	(1,272,609)
Exchange from Class B shares	95,599	193,171
Net decrease	(246,882)	(118,327)
	Massachusetts Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	16,898	44,426
Issued to shareholders electing to receive payments of distributions in Fund shares	5,672	15,768
Redemptions	(78,351)	(169,287)
Exchange to Class A shares	(95,657)	(193,291)
Net decrease	(151,438)	(302,384)
	Massachusetts Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	46,509	359,561
Issued to shareholders electing to receive payments of distributions in Fund shares	16,446	44,111
Redemptions	(410,914)	(1,180,985)
Net decrease	(347,959)	(777,313)
	New Jersey Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	103,854	345,022
Issued to shareholders electing to receive payments of distributions in Fund shares	45,493	100,396
Redemptions	(247,366)	(1,234,433)
Exchange from Class B shares	130,156	158,511
Net increase (decrease)	32,137	(630,504)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	New Jersey Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	23,396	39,477
Issued to shareholders electing to receive payments of distributions in Fund shares	4,489	11,906
Redemptions	(48,480)	(176,424)
Exchange to Class A shares	(130,167)	(158,572)
Net decrease	(150,762)	(283,613)
	New Jersey Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)(1)	Year Ended March 31, 2006
Sales	99	—
Net increase	99	—
	New York Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	1,288,014	1,444,433
Issued to shareholders electing to receive payments of distributions in Fund shares	77,235	159,209
Redemptions	(558,124)	(2,129,482)
Exchange from Class B shares	133,247	247,470
Net increase (decrease)	940,372	(278,370)
	New York Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	33,246	99,887
Issued to shareholders electing to receive payments of distributions in Fund shares	7,247	18,755
Redemptions	(112,340)	(202,084)
Exchange to Class A shares	(133,293)	(247,613)
Net decrease	(205,140)	(331,055)

	New York Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	108,390	358,646
Issued to shareholders electing to receive payments of distributions in Fund shares	21,975	51,149
Redemptions	(407,521)	(1,428,295)
Net decrease	(277,156)	(1,018,500)
	Ohio Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	226,619	229,139
Issued to shareholders electing to receive payments of distributions in Fund shares	15,286	39,446
Redemptions	(119,934)	(251,412)
Exchange from Class B shares	17,596	57,095
Net increase	139,567	74,268
	Ohio Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	2,143	9,024
Issued to shareholders electing to receive payments of distributions in Fund shares	827	2,634
Redemptions	(5,562)	(84,854)
Exchange to Class A shares	(17,620)	(57,157)
Net decrease	(20,212)	(130,353)
	Ohio Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)(2)	Year Ended March 31, 2006
Sales	105	—
Net increase	105	—

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Pennsylvania Limited Fund
Class A	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	91,669	499,530
Issued to shareholders electing to receive payments of distributions in Fund shares	35,182	66,952
Redemptions	(377,145)	(569,910)
Exchange from Class B shares	85,819	102,215
Net increase (decrease)	(164,475)	98,787
	Pennsylvania Limited Fund
Class B	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	16,646	39,665
Issued to shareholders electing to receive payments of distributions in Fund shares	4,942	12,198
Redemptions	(65,837)	(143,769)
Exchange to Class A shares	(85,773)	(101,487)
Net decrease	(130,022)	(193,393)
	Pennsylvania Limited Fund
Class C	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Sales	113,441	330,880
Issued to shareholders electing to receive payments of distributions in Fund shares	11,033	23,730
Redemptions	(204,494)	(432,897)
Net decrease	(80,020)	(78,287)

(1)  Class C shares of the New Jersey Limited Fund commenced operations on August 1, 2006.

(2)  Class C shares of the Ohio Limited Fund commenced operations on August 1, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2006, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
California Limited	$78,531	0.44%
Florida Limited	117,605	0.44%
Massachusetts Limited	154,877	0.43%
New Jersey Limited	95,137	0.44%
New York Limited	211,007	0.43%
Ohio Limited	40,745	0.44%
Pennsylvania Limited	123,102	0.44%

*  As a percentage of average daily net assets. (annualized)

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended September 30, 2006, EVM earned approximately $300, $600, $1,100, $800, $1,600, $300 and $1000 in sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received approximately $700, $400 $2,900, $1,335, $1,300, $1,500 and $900 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2006, no significant amounts have been deferred.

Certain of the officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% (annualized) of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended September 30, 2006, amounted to $24,992, $26,638, $35,115, $28,252, $47,707, $13,392 and $25,484, for Class A shares of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1%, over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and theretofore paid or payable to EVD by each respective class. The California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $9,445, $20,174, $25,724, $19,656, $30,448, $2,945 and $24,110 respectively, for Class B shares, to or payable to EVD for the six months ended September 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B. The California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio

Limited Fund and Pennsylvania Limited Fund paid or accrued $720, $47,815, $66,704, $1, $95,256, $1 and $58,396, respectively, for Class C shares, to or payable to EVD for the six months ended September 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares. At September 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $451,000, $871,000, $515,000, $501,000, $744,000, $744,000 and $352,000, respectively for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the plan, for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $29,000, $8,347,000, $4,174,000, $30, $5,042,000, $0, and $5,025,000, respectively, for Class C shares.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended September 30, 2006, amounted to $1,889, $4,035, $5,145, $3,931, $6,090, $589 and $4,822, for the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for Class B shares. Service fees paid or accrued for the six months ended September 30, 2006, amounted to $143, $9,563, $13,341, $0, $19,051, $1 and $11,679, for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for Class C shares.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or a 0.50% CDSC if redeemed within one year or two years, respectively on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. For the six months ended September 30, 2006, EVD received approximately $200, $5,000, $10,000, $30, and $2,000, respectively, for Class A shares, of CDSC paid by shareholders of the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund. EVD received approximately $5,000, $3,000, $3,000, $2,000, $9,000, $1,000 and $2,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $1,000, $1,000, $1,000 and $100, respectively, for Class C shares.

  7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2006, were as follows:

California Limited Fund
Purchases	$6,919,084
Sales	7,510,901
Florida Limited Fund
Purchases	$6,045,589
Sales	11,243,952
Massachusetts Limited Fund
Purchases	$4,402,738
Sales	11,762,894
New Jersey Limited Fund
Purchases	$6,113,740
Sales	7,335,042
New York Limited Fund
Purchases	$14,456,562
Sales	13,122,515
Ohio Limited Fund
Purchases	$2,561,671
Sales	1,547,854
Pennsylvania Limited Fund
Purchases	$7,975,611
Sales	11,853,072

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at September 30, 2006, as determined on a federal income tax basis, were as follows:

California Limited Fund
Aggregate cost	$34,254,653
Gross unrealized appreciation	$1,622,078
Gross unrealized depreciation	—
Net unrealized appreciation	$1,622,078

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Florida Limited Fund
Aggregate cost	$48,823,243
Gross unrealized appreciation	$2,302,493
Gross unrealized depreciation	(8,402)
Net unrealized appreciation	$2,294,091
Massachusetts Limited Fund
Aggregate cost	$63,596,749
Gross unrealized appreciation	$2,927,938
Gross unrealized depreciation	—
Net unrealized appreciation	$2,927,938
New Jersey Limited Fund
Aggregate cost	$40,168,501
Gross unrealized appreciation	$2,410,471
Gross unrealized depreciation	(7,237)
Net unrealized appreciation	$2,403,234
New York Limited Fund
Aggregate cost	$95,005,213
Gross unrealized appreciation	$4,231,646
Gross unrealized depreciation	(50,293)
Net unrealized appreciation	$4,181,353
Ohio Limited Fund
Aggregate cost	$18,354,213
Gross unrealized appreciation	$1,017,481
Gross unrealized depreciation	(6,628)
Net unrealized appreciation	$1,010,853
Pennsylvania Limited Fund
Aggregate cost	$51,617,726
Gross unrealized appreciation	$2,903,302
Gross unrealized depreciation	(114,906)
Net unrealized appreciation	$2,788,396

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2006 the Florida Limited Fund, the New Jersey Limited, and the Pennsylvania Limited Fund had a balance outstanding pursuant to this line of credit of $100,000, $400,000 and $600,000, respectively.

  10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At September 30, 2006, the California Limited Fund, the Florida Limited Fund, the New Jersey Limited and the Pennsylvania Limited Fund had payments due to IBT pursuant to the foregoing arrangement of $87,818, $79,738, $10,716 and $34,973, respectively.

  11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at September 30, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California	12/06	68 U.S.
Limited		Treasury Bond	Short	$(7,526,992)	$(7,643,625)	$(116,633)
Florida	12/06	54 U.S.
Limited		Treasury Note	Short	$(5,765,143)	$(5,835,375)	$(70,232)
	12/06	56 U.S.
		Treasury Bond	Short	$(6,159,324)	$(6,294,750)	$(135,426)
Massachusetts	12/06	72 U.S.
Limited		Treasury Note	Short	$(8,005,664)	$(8,093,251)	$(87,587)
	12/06	41 U.S.
		Treasury Bond	Short	$(4,377,238)	$(4,430,562)	$(53,324)
New Jersey	12/06	42 U.S.
Limited		Treasury Bond	Short	$(4,619,493)	$(4,721,062)	$(101,569)
		45 U.S.
		Treasury Note	Short	$(4,804,285)	$(4,862,812)	$(58,527)
New York	12/06	79 U.S.
Limited		Treasury Bond	Short	$(8,728,759)	$(8,880,095)	$(151,336)
		94 U.S.
		Treasury Note	Short	$(10,035,619)	$(10,157,875)	$(122,256)
Ohio	12/06	9 U.S.
Limited		Treasury Bond	Short	$(1,007,555)	$(1,011,656)	$(4,101)
	12/06	25 U.S.
		Treasury Note	Short	$(2,669,048)	$(2,701,563)	$(32,515)
Pennsylvania	12/06	74 U.S.
Limited		Treasury Bond	Short	$(8,134,108)	$(8,313,063)	$(178,955)
	12/06	40 U.S.
		Treasury Note	Short	$(4,270,476)	$(4,322,500)	$(52,024)

At September 30, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Limited Maturity Municipals Fund

•  Eaton Vance Florida Limited Maturity Municipals Fund

•  Eaton Vance Massachusetts Limited Maturity Municipals Fund

•  Eaton Vance New Jersey Limited Maturity Municipals Fund

•  Eaton Vance New York Limited Maturity Municipals Fund

•  Eaton Vance Ohio Limited Maturity Municipals Fund

•  Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

INVESTMENT MANAGEMENT

Limited Maturity Municipals Funds

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
James B Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of the Limited Maturity Municipals Portfolios
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-11/06  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:       November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:       November 17, 2006

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:       November 17, 2006